As filed with the Securities and Exchange Commission on December 4, 2008
                                     Investment Company Act File Number 811-8312

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                DAILY INCOME FUND
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   March 31

Date of reporting period:  September 30, 2008

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY                                                           600 Fifth Avenue
INCOME                                                        NEW YORK, NY 10020
FUND                                                               (212)830-5200
================================================================================












                                Semi-Annual
                                  Report
                             September 30, 2008
                                (Unaudited)





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
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                                                           DAILY INCOME FUND
                                                           TABLE OF CONTENTS

================================================================================

Shareholder Letter                                  4

Money Market Portfolio                                                          Municipal Portfolio

     Expense Chart                                  5                               Expense Chart                                 45

     Schedule of Investments                        7                               Schedule of Investments                       47

     Statement of Assets and Liabilities           18                               Statement of Assets and Liabilities           58

     Statement of Operations                       19                               Statement of Operations                       59

     Statements of Changes in Net Assets           20                               Statements of Changes in Net Assets           60

     Financial Highlights                          21                               Financial Highlights                          61


U.S Treasury Portfolio                                                          Notes to Financial Statements                     65

     Expense Chart                                 26                           Additional Information                            75

     Schedule of Investments                       28

     Statement of Assets and Liabilities           29

     Statement of Operations                       30

     Statements of Changes in Net Assets           31

     Financial Highlights                          32


U.S. Government Portfolio

     Expense Chart                                 36

     Schedule of Investments                       37

     Statement of Assets and Liabilities           39

     Statement of Operations                       40

     Statements of Changes in Net Assets           41

     Financial Highlights                          42


--------------------------------------------------------------------------------
DAILY INCOME FUND

SHAREHOLDER LETTER


================================================================================

Dear Shareholder:

In a time of uncertainty it is comforting to know that some things never change. Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our investment philosophy and process is more credit focused than yield focused. Our goals of safety and preservation of capital continually drive our investment analysis and decisions.

On October 2, 2008, the Boards of Directors and Trustees of all U.S.-registered money market funds advised by Reich & Tang Asset Management, LLC approved the participation of those funds in the U.S. Treasury Department's Temporary
Guarantee Program for Money Market Funds. The Guarantee Program for U.S.-registered money market funds is a timely and direct response to our troubled markets, providing stability at a time when investor confidence has been eroded. The Guarantee Program guarantees shareholders that they will receive $1.00 for each money market fund share held at the close of business on September 19, 2008.

Below are the essential aspects of the Guarantee Program:

o the guarantee is based upon the number of shares invested in the fund at the close of business on September 19, 2008;

o any increase in the number of shares held after the close of business on September 19, 2008 will not be guaranteed;

o if the number of shares fluctuates over the period, investors will be covered for either the number of shares held as of the close of business on September 19, 2008 or the current amount, whichever is less;

o in the event a customer closes their account with a fund or broker/dealer, any future investment in the fund will not be guaranteed;

o and the program expires on December 18, 2008, unless extended by the U.S. Treasury.

Reich & Tang continues to be very cautious given the recent events in our markets. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business. Our credit analysts are constantly monitoring the activity in the credit markets. Throughout this period of market turbulence, we have not owned any securities that have experienced credit delinquency or have been downgraded below Tier 1, however current and future portfolio holdings are subject to market risk. Most recently, we have shortened the average maturities of our portfolios to be able to react quickly to the changing market conditions, and we will continue to monitor the markets to ensure that liquidity and safety remain our top priorities.

Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world's largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.natixis.com.

We appreciate your support during this turbulent period and thank you for your business. While it is difficult to predict the future as we navigate through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients.

We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for over 34 years.

Sincerely,
\s\ Michael P. Lydon



Michael P. Lydon
President

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================
As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008 through September 30, 2008.od and held for the entire period April 1, 2008 through September 30, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

---------------------------------------------------------------------------------------------------------------------------
      Institutional Class Shares
  ("Institutional Shares") & Pinnacle   Beginning Account   Ending Account Value   Expenses Paid           Annualized
   Class Shares ("Pinnacle Shares")       Value 04/01/08          09/30/08        During the period *    Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00             $1,014.30               $1.01               0.20%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00             $1,024.07               $1.01               0.20%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
  Institutional Service Class Shares    Beginning Account   Ending Account Value      Expenses Paid         Annualized
   ("Institutional Service Shares")       Value 04/01/08          09/30/08         During the Period *    Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------

  Actual                                    $1,000.00             $1,013.00               $2.27               0.45%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00             $1,022.81               $2.28               0.45%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
         Investor Class Shares          Beginning Account   Ending Account Value  Expenses Paid             Annualized
          ("Investor Shares")             Value 04/01/08          09/30/08         During the Period *    Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00             $1,012.00               $3.28               0.65%
---------------------------------------------------------------------------------------------------------------------------
 Hypothetical (5% return before             $1,000.00             $1,021.81               $3.29               0.65%
 expenses)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 Short Term Income Shares Class Shares  Beginning Account   Ending Account Value  Expenses Paid             Annualized
     ("Short Term Income Shares")         Value 04/01/08          09/30/08         During the Period *    Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00             $1,010.50               $4.74               0.94%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00             $1,020.36               $4.76               0.94%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
EXPENSE CHART (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

---------------------------------------------------------------------------------------------------------------------------
         Retail Class Shares          Beginning Account  Ending Account Value    Expenses Paid               Annualized
          ("Retail Shares")             Value 04/01/08         09/30/08         During the Period *        Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $1,010.20                $5.04                 1.00%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before          $1,000.00           $1,020.05                $5.06                 1.00%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
   Advantage Primary Liquidity Fund   Beginning Account  Ending Account Value    Expenses Paid               Annualized
         ("Advantage Shares")           Value 04/01/08         09/30/08         During the Period *        Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $1,010.10                $5.14                 1.02%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before          $1,000.00           $1,019.95                $5.16                 1.02%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

       money market Xpress Fund       Beginning Account  Ending Account Value    Expenses Paid               Annualized
          ("Xpress Shares")             Value 04/01/08         09/30/08         During the Period *        Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $1,009.00                $6.30                 1.25%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before          $1,000.00           $1,018.80                $6.33                 1.25%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

*  Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (April 1, 2008 through September 30, 2008), multiplied by 183/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

      Face                                                                               Maturity   Interest         Value
     Amount                                                                                Date       Rate         (Note 1)
     ------                                                                                ----       ----         --------
Commercial Paper (0.71%)
------------------------------------------------------------------------------------------------------------------------------------
$   35,400,000  Vermont EDA Economic Development Capitalization Program - Series A
                LOC Calyon                                                              12/02/08      2.93%    $   35,400,000
--------------                                                                                                 --------------
    35,400,000  Total Commercial Paper                                                                             35,400,000
--------------                                                                                                 --------------

Domestic Certificates of Deposit (4.46%)
------------------------------------------------------------------------------------------------------------------------------------
$  123,000,000  Wilmington Trust Company                                                10/09/08      2.85%    $  123,000,425
   100,000,000  Wilmington Trust Company                                                10/27/08      2.86        100,000,000
--------------                                                                                                 --------------
   223,000,000  Total Domestic Certificates of Deposit                                                            223,000,425
--------------                                                                                                 --------------

Eurodollar Certificates of Deposit (5.00%)
------------------------------------------------------------------------------------------------------------------------------------
$  100,000,000  Societe Generale North America                                          10/31/08      2.55%    $  100,000,830
   150,000,000  Ulster Bank Limited                                                     12/11/08      3.00        150,002,935
--------------                                                                                                 --------------
   250,000,000  Total Eurodollar Certificates of Deposit                                                          250,003,765
--------------                                                                                                 --------------

Floating Rate Securities (0.50%)
------------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  JPMorgan Chase & Co. Extendable Floating Rate Note (1) (2)              12/11/08      2.49%    $   25,000,000
--------------                                                                                                 --------------
    25,000,000  Total Floating Rate Securities                                                                     25,000,000
--------------                                                                                                 --------------

Foreign Commercial Paper (5.70%)
------------------------------------------------------------------------------------------------------------------------------------
$  150,000,000  Anglo Irish Bank Corporation PLC (3)                                    10/06/08      2.83%    $  149,941,250
   125,000,000  Anglo Irish Bank Corporation PLC (3)                                    10/15/08      2.86        124,861,458
    10,000,000  Bank of Scotland Treasury                                               11/17/08      2.68          9,965,207
--------------                                                                                                 --------------
   285,000,000  Total Foreign Commercial Paper                                                                    284,767,915
--------------                                                                                                 --------------

Letter of Credit Commercial Paper (1.62%)
------------------------------------------------------------------------------------------------------------------------------------
$   81,100,000  Dean Health Systems, Inc.
                LOC U.S. Bank, N.A.                                                     10/02/08      2.60%    $   81,094,143
--------------                                                                                                 --------------
    81,100,000  Total Letter of Credit Commercial Paper                                                            81,094,143
--------------                                                                                                 --------------

Loan Participations (2.70%)
------------------------------------------------------------------------------------------------------------------------------------
$  135,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent (2)      11/17/08      2.87%    $  135,000,000
--------------                                                                                                 --------------
   135,000,000  Total Loan Participation                                                                          135,000,000
--------------                                                                                                 --------------

Repurchase Agreement (3.00%)
------------------------------------------------------------------------------------------------------------------------------------
$  150,000,000  Annaly Mortgage Management, purchased on 09/30/08, repurchase proceeds at maturity $150,009,375 (Collateralized by $187,429,145
                FAMC, 3.04% to 6.00%, due 03/15/36 to 04/15/36, value $157,500,000)     10/01/08      2.25%    $  150,000,000
--------------                                                                                                 --------------
   150,000,000  Total Repurchase Agreement                                                                        150,000,000
--------------                                                                                                 --------------
Time Deposit (11.91%)
------------------------------------------------------------------------------------------------------------------------------------
$  250,000,000  BNP Paribas                                                             10/01/08      5.00%    $  250,000,000
   295,000,000  National Bank of Canada                                                 10/01/08      5.50        295,000,000
    50,000,000  Royal Bank of Canada                                                    10/01/08      2.00         50,000,000
--------------                                                                                                 --------------
   595,000,000  Total Time Deposit                                                                                595,000,000
--------------                                                                                                 --------------


 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

      Face                                                                               Maturity   Interest         Value
     Amount                                                                                Date       Rate         (Note 1)
     ------                                                                                ----       ----         --------
Variable Rate Demand Instruments (9.17%) (4)
------------------------------------------------------------------------------------------------------------------------------------
$    2,000,000  1212 Jackson LLC - Series 2004
                LOC Fifth Third Bank                                                    09/01/24     10.00%    $    2,000,000
     1,875,000  1800 Indian Wood Ltd. - Series 2005
                LOC Fifth Third Bank                                                    04/01/26     10.00          1,875,000
     1,635,000  2150 Investment Company - Series 1997
                LOC Fifth Third Bank                                                    02/01/17     10.00          1,635,000
     4,155,000  A&M Associates Project - Series 2002
                LOC U.S. Bank, N.A.                                                     12/01/34      8.75          4,155,000
     1,740,000  Alatrade Foods LLC - Series 2004
                LOC Regions Bank                                                        12/01/14      3.68          1,740,000
     1,955,000  Albany, NY Industrial Development Agency Civic Facilities RB
                (Albany Medical Center Project) - Series 2006B
                LOC Citizens Bank RI                                                    05/01/35      8.25          1,955,000
     2,250,000  Alta Mira LLC - Series 2004
                LOC Marshall & Ilsley Bank                                              11/01/34      8.40          2,250,000
       800,000  Atlantic Tool & Die Company - Series 1996
                LOC Key Bank, N.A.                                                      12/01/11     10.00            800,000
     1,560,000  Atlantic Tool & Die Company - Series 2002
                LOC Key Bank, N.A.                                                      03/01/17     10.00          1,560,000
     1,678,000  Aztec Properties, LLC
                LOC U.S. Bank, N.A.                                                     08/01/20      8.00          1,678,000
     5,285,000  Baldwin County Sewer Service, LLC - Series 2005
                LOC Amsouth Bank                                                        05/01/25      3.68          5,285,000
     1,160,000  Bank of Kentucky Building, LLC - Series 1999
                LOC U.S. Bank, N.A.                                                     12/01/19      8.00          1,160,000
       100,000  Barnes & Thornburg LLP - Series 2005
                LOC Fifth Third Bank                                                    12/01/55     10.00            100,000
     7,935,000  Beacon Orthopedics Facilities, LLC - Series 2004
                LOC Fifth Third Bank                                                    02/01/24      8.00          7,935,000
       720,000  Berkeley Square Retirement Center - Series 1998A
                LOC Fifth Third Bank                                                    02/01/13      8.00            720,000
       200,000  Brookville Enterprises - Series 2004
                LOC Fifth Third Bank                                                    10/01/25     10.00            200,000
     1,750,000  Burke County, GA Development Authority IDRB
                (Lichtenberg Holdings II, LLC Project) - Series 2002
                LOC JPMorgan Chase Bank, N.A.                                           01/01/13      7.50          1,750,000
     4,815,000  Bybee Food LLC
                LOC Key Bank, N.A.                                                      11/01/26     10.00          4,815,000
     4,740,000  Capital Markets Access Company, LLC.
                (Cape Coral Medical & Surgical Suites, LLC Project)
                LOC SunTrust Bank                                                       08/01/20      6.50          4,740,000
       317,000  Capital One Funding Corporation
                Floating Rate Option Notes - Series 1997 D
                LOC JPMorgan Chase Bank, N.A.                                           07/02/18      8.20            317,000
     3,125,000  Carmichael Imaging, LLC - Series 2002
                LOC Regions Bank                                                        11/01/10      7.65          3,125,000

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

      Face                                                                               Maturity   Interest         Value
     Amount                                                                                Date       Rate         (Note 1)
     ------                                                                                ----       ----         --------
Variable Rate Demand Instruments (4) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    1,100,000  CEGW, Inc
                LOC PNC Bank, N.A.                                                      03/31/09      3.14%    $    1,100,000
       935,000  Central Michigan Inns, LLC (Pohlcat Inc) - Series 2000A
                LOC Wachovia Bank, N.A.                                                 04/01/30      6.00            935,000
     4,100,000  Charles K. Blandin Foundation - Series 2004 (5)
                LOC Wells Fargo Bank, N.A.                                              05/01/19      6.50          4,100,000
     1,500,000  Church of the Highlands, Inc.
                LOC Amsouth Bank                                                        01/01/23      7.65          1,500,000
     2,475,000  Cinnamon Properties, Inc.
                LOC U.S. Bank, N.A.                                                     04/01/20      8.00          2,475,000
     1,805,000  Cirrus Development Ltd. - Series 1999
                LOC U.S. Bank, N.A.                                                     05/01/14      8.00          1,805,000
     1,960,000  CMW Real Estate, LLC - Series 2000
                LOC U.S. Bank, N.A.                                                     06/01/20     12.00          1,960,000
     3,570,000  Columbus Area, Inc. - Series 2004
                LOC Key Bank                                                            07/01/24      8.00          3,570,000
     2,850,000  Columbus, GA Development Authority RB
                (Columbus Economic Development Corporation/
                Bricken Financial Project) - Series 2006
                LOC Wachovia Bank, N.A.                                                 02/01/26      6.00          2,850,000
       805,000  Community Limited Care Dialysis Center - Series 1997
                LOC Fifth Third Bank                                                    12/01/12      8.00            805,000
     1,210,000  Consolidated Equities, LLC - Series 1995
                LOC Fifth Third Bank                                                    12/01/25     10.00          1,210,000
     3,500,000  D&G Conduit LLC
                LOC Regions Bank                                                        10/01/23      9.00          3,500,000
     8,850,000  D.G.Y. Real Estate LP - Series 2000A
                LOC PNC Bank, N.A.                                                      05/01/20      2.84          8,850,000
     2,135,000  Deerfoot Market Place, LLC - Series 2002
                LOC First Commercial Bank                                               03/01/28      7.95          2,135,000
     1,720,000  Delta Capital LLC - Series 1996B
                LOC JPMorgan Chase Bank, N.A.                                           10/01/26      8.40          1,720,000
     1,730,000  Devin F. & Janis L. McCarthy - Series 1997
                LOC U.S. Bank, N.A.                                                     07/01/17      8.00          1,730,000
     1,935,000  Eagles Landing, LLC
                LOC Regions Bank                                                        12/01/26      9.00          1,935,000
     2,870,000  Eckert Seamans Cherin & Mellott, LLC - Series 2000
                LOC PNC Bank, N.A.                                                      01/01/15      8.50          2,870,000
     6,710,000  El Dorado Enterprises of Miami, Inc. - Series 2000
                LOC Wachovia Bank, N.A.                                                 06/01/20      6.00          6,710,000
     2,145,000  Erie County, NY IDA RB
                (Niagara-Maryland LLC Project) - Series 2003
                LOC Manufacturers and Traders Trust Co.                                 06/01/23      8.25          2,145,000
     1,000,000  Falls Village Realty, LLC - Series 2004
                LOC Fifth Third Bank                                                    12/01/29     10.00          1,000,000


 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

      Face                                                                               Maturity   Interest         Value
     Amount                                                                                Date       Rate         (Note 1)
     ------                                                                                ----       ----         --------
Variable Rate Demand Instruments (4) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    4,412,251  Federal Home Loan Mortgage Corporation
                Class A Certificates - Series M006                                      10/15/45      8.50%    $    4,412,251
     2,690,000  Fiore Capital LLC - Series 2005A
                LOC Marshall & Ilsley Bank                                              08/01/45      8.00          2,690,000
     2,900,000  First United Methodist Church of Fort Walton, Inc. - Series 2005
                LOC Regions Bank                                                        09/04/29      3.93          2,900,000
       945,000  G&J Land Management - Series 1996
                LOC Royal Bank of Scotland                                              12/01/17      8.00            945,000
       925,000  Gardner Publications - Series 2000
                LOC Fifth Third Bank                                                    10/01/10     10.00            925,000
    10,260,000  Gastro Partners Land Company, LLC - Series 2005
                LOC Regions Bank                                                        03/01/35      9.00         10,260,000
     1,060,000  GCG Portage L.L.C.
                LOC Old Kent Bank & Trust Company                                       02/01/26      8.40          1,060,000
     2,280,000  GMC Financing LLC, - Series 2005
                LOC Federal Home Loan Bank                                              06/01/30      7.50          2,280,000
     1,225,000  Goson Project - Series 1997
                Guaranteed by Federal Home Loan Bank                                    11/01/17     10.00          1,225,000
       535,000  Graves Lumber Co. Project - Series 2000
                Guaranteed by Federal Home Loan Bank of Cincinnati                      11/01/10     10.00            535,000
     1,205,000  Great Expectations Ltd. (Bass Chevrolet) - Series 1996
                LOC Fifth Third Bank                                                    07/01/17      8.00          1,205,000
     1,078,300  Gutwein & Co., Inc. and Gutwein Properties LLC - Series 2004
                LOC Fifth Third Bank                                                    12/01/24     10.00          1,078,300
     1,215,000  HCH, LLC - Series 2000
                LOC Key Bank, N.A.                                                      08/01/15     10.00          1,215,000
     1,030,000  HCS & DJS Leasing - Series 2004
                LOC Fifth Third Bank                                                    06/01/34      9.00          1,030,000
     3,165,000  Healtheum, LLC - Series 2004
                LOC Wells Fargo Bank, N.A.                                              11/01/29      5.00          3,165,000
     2,145,000  Henderson, OH Regional Authority
                LOC Fifth Third Bank                                                    07/01/23     10.00          2,145,000
    14,388,450  Herman & Kittle Capital, LLC - Series 2005 (5)
                LOC Fifth Third Bank                                                    06/01/55     10.00         14,388,450
     1,655,000  HFA of Lee County, FL MHRB
                (University Club Apartments) - Series 2002B
                Guaranteed by Federal National Mortgage Association                     05/15/35      6.50          1,655,000
     1,600,000  Hoosier Stamping Manufacturing Corp. - Series 2004
                LOC Fifth Third Bank                                                    07/01/36      9.00          1,600,000
       770,000  Hope Realty, Ltd. & Harmony Realty, Ltd. (Kurtz Bros., Inc.) - Series 2000
                LOC Key Bank, N.A.                                                      08/01/15     10.00            770,000
     2,755,000  Hostun LLC - Series 2004
                LOC Fifth Third Bank                                                    12/01/27     10.00          2,755,000
     4,705,000  IHA Capital Development LLC - Series 2007A
                LOC Key Bank, N.A.                                                      12/01/37      8.00          4,705,000
     1,500,000  IHA Capital Development LLC - Series 2003-A
                LOC Fifth Third Bank                                                    07/01/28     10.00          1,500,000

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

      Face                                                                               Maturity   Interest         Value
     Amount                                                                                Date       Rate         (Note 1)
     ------                                                                                ----       ----         --------
Variable Rate Demand Instruments (4) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$      600,000  Illinois Development Finance Authority
                (Harbortown Industry Inc. Project) - Series 2000
                LOC LaSalle National Bank, N.A.                                         12/01/20      6.15%    $      600,000
       900,000  Indian Creek Christian Church Inc.
                LOC Fifth Third Bank                                                    12/01/55     10.00            900,000
     1,537,500  IOP Properties LLC
                LOC Fifth Third Bank                                                    04/01/44      9.00          1,537,500
     2,375,000  Jacksons Food Stores, Inc. - Series 2006
                LOC Key Bank, N.A.                                                      03/01/16     10.00          2,375,000
       950,000  James B. Krewatch & Marden H. Krewatch
                Revocable Living Trust - Series 2005
                LOC Fifth Third Bank                                                    11/01/25     10.00            950,000
     3,950,000  Jeff Wyler Automotive Family, Inc.
                LOC U.S. Bank, N.A.                                                     01/02/26      8.00          3,950,000
     1,235,000  Joe Holland Chevrolet, Inc. - Joe Holland Chrysler LLC
                (The Holland Family Limited Partnership Number 1) - Series 2004
                LOC Fifth Third Bank                                                    07/01/24     10.00          1,235,000
     1,830,000  Keating Meuthing Klekamp
                LOC Fifth Third Bank                                                    11/01/24     10.00          1,830,000
     2,600,000  Kenwood County Club, Incorporated - Series 2005
                LOC U.S. Bank, N.A.                                                     12/01/15      8.00          2,600,000
     2,791,000  KFDT LP - Series 2005
                LOC Fifth Third Bank                                                    03/01/35     10.00          2,791,000
     2,070,000  Kingston Healthcare Company - Series 1997A
                LOC Fifth Third Bank                                                    11/01/17      8.00          2,070,000
     1,610,000  Kingston Healthcare Company - Series 1998A
                LOC Fifth Third Bank                                                    03/01/18      8.00          1,610,000
       700,000  Kit Carson County, CO Agricultural Development RB
                (Midwest Farms, LLC) - Series 1997
                LOC Wells Fargo Bank, N.A.                                              06/01/27      8.25            700,000
     3,650,000  Kool Capital, LLC
                LOC Bank of America                                                     04/01/29      6.05          3,650,000
     1,950,000  L3 Corporation - Series 2002
                LOC Fifth Third Bank                                                    11/01/17     10.00          1,950,000
     4,400,000  Lake Mary Bay Limited Partnership - Series 2005
                LOC Amsouth Bank                                                        03/01/25      3.68          4,400,000
     4,115,000  Lake Mary Bay Limited Partnership - Series 2007
                LOC Regions Bank                                                        12/01/27      3.93          4,115,000
     1,810,000  Lauren Company, LLC - Series 2003
                LOC Wells Fargo Bank, N.A.                                              07/01/33      6.75          1,810,000
     1,505,000  Le Sportsac Inc. - Series 2005
                LOC Fifth Third Bank                                                    11/01/14     10.00          1,505,000
       270,000  Lee County, FL MHRB (Crossings at Cape Coral Apartments
                Projects) - Series 1999 B
                LOC SunTrust Bank                                                       06/01/14      6.00            270,000
       925,000  Louisiana Endoscopy Center, Inc.
                LOC Regions Bank                                                        03/01/35      9.00            925,000


 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

      Face                                                                               Maturity   Interest         Value
     Amount                                                                                Date       Rate         (Note 1)
     ------                                                                                ----       ----         --------
Variable Rate Demand Instruments (4) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    2,615,000  Louisiana Housing Finance Agency MHRB
                (Restoration Baton Rouge - I, II, III & IV Projects) - Series 2002B
                LOC Regions Bank                                                        12/01/32      3.93%    $    2,615,000
     1,835,000  Louisville/Jefferson County Metro Government, KY
                Industrial Development Refunding and Improvement RB
                (First Trust Restoration Partnership Project) - Series 2005B
                LOC Regions Bank                                                        01/01/25      3.93          1,835,000
       435,000  LRC - B Wadsworth Investors, Ltd. - Series 1997
                LOC U.S. Bank, N.A.                                                     09/01/17      8.00            435,000
     1,000,000  LRC Meadows Investor LLC
                LOC JPMorgan Chase Bank, N.A.                                           12/01/34     10.00          1,000,000
       430,000  Machining Center Inc. - Series 1997
                LOC Comerica Bank                                                       10/01/27      8.40            430,000
       615,000  Manatee County, FL MHRB - Series 2002B
                (La Mirada Gardens Project)
                LOC SunTrust Bank                                                       11/01/33      6.50            615,000
     3,280,000  Maryland Health & Higher Educational Facilities Authority
                (Glen Meadows Retirement Community) - Series 1999B
                LOC Wachovia Bank, N.A.                                                 07/01/29      6.00          3,280,000
       300,000  Mayfair Village Retirement Center, Inc., KY - Series 1995
                LOC PNC Bank, N.A.                                                      05/15/09      7.25            300,000
     1,680,000  Mercer County, OH HealthCare Facilities RB
                LOC Fifth Third Bank                                                    04/01/23     10.00          1,680,000
     2,150,000  Michigan City, IN Economic Development RB
                (Consolidated Biscuit Co., Project) - Series 1998
                LOC Fifth Third Bank                                                    10/01/13     10.00          2,150,000
     1,880,000  Michigan HEFA RB (Hope College Project) - Series 1996A
                LOC Old Kent Bank & Trust Co.                                           10/01/16     10.00          1,880,000
       865,000  Milwaukee, WI (Historic Third Ward Parking Project)
                LOC Northern Trust Bank                                                 09/01/28      8.40            865,000
     2,500,000  Mississippi Business Finance Corporation IDRB
                (Attala Steel Industries, LLC Project) - Series 2005
                Guaranteed by Federal Home Loan Bank of Dallas                          07/01/20      7.50          2,500,000
     1,240,000  Mississippi Business Finance Corporation IDRB
                (Howard Industries Inc. Project) - Series 1995
                LOC Regions Bank                                                        06/01/10      7.65          1,240,000
     7,225,000  Mississippi Business Finance Corporation IDRB
                (Lextron - Visteon Leasing, LLC Project) - Series 2003
                LOC JPMorgan Chase Bank, N.A.                                           12/01/27      9.50          7,225,000
     4,300,000  Mississippi Business Finance Corporation IDRB
                (Pottery Barn Inc. Project) - Series 2004
                LOC Bank of America, N.A.                                               06/01/24      3.28          4,300,000
     1,800,000  Mississippi Business Finance Corporation IDRB
                (TT & W Farm Products Inc. Project) - Series 2000B
                LOC Amsouth Bank                                                        11/01/11      7.65          1,800,000
     2,550,000  Mississippi Business Finance Corporation
                (Wade Inc. Project) - Series 2006
                LOC Regions Bank                                                        02/01/21      7.65          2,550,000
       905,000  MMR Development Corp. - Series 2003
                LOC Fifth Third Bank                                                    05/01/23     10.00            905,000

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------






================================================================================

      Face                                                                               Maturity   Interest         Value
     Amount                                                                                Date       Rate         (Note 1)
     ------                                                                                ----       ----         --------

Variable Rate Demand Instruments (4) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    4,000,000  Montgomery, AL Health Facilities Development Inc.
                LOC First Commercial Bank                                               11/01/33      9.21%    $    4,000,000
     6,560,000  Montgomery County, PA MHRB
                (Brookside Manor Apartments) - Series 2001A
                Collateralized by Federal National Mortgage Association                 08/15/31     10.00          6,560,000
     2,865,000  Mount Ontario Holdings LLC - Series 2001(5)
                LOC U.S. Bank, N.A.                                                     04/01/21      6.25          2,865,000
     1,715,000  Mrs. K.C. Jordan & Associates, Inc.
                LOC Fifth Third Bank                                                    04/01/23     10.00          1,715,000
     2,540,000  Nebar Investments, LLC - Series 2005
                LOC Fifth Third Bank                                                    07/01/50     10.00          2,540,000
     3,745,000  New Hampshire Health & Educational Facility Authority RB
                (Weeks Medical Center Issue) - Series 2005B
                LOC Allied Irish Bank PLC                                               07/01/35      6.03          3,745,000
     1,310,000  New Lexington Clinic, P.S.C. - Series 2003
                LOC Fifth Third Bank                                                    05/01/18     10.00          1,310,000
       800,000  New York State HFA RB (345 East 94th Street)
                Guaranteed by Federal Home Loan Mortgage Corporation                    11/01/30      9.00            800,000
     1,500,000  NO S Properties, LLC - Series 2004
                LOC Fifth Third Bank                                                    08/01/24     10.00          1,500,000
     2,905,000  Northern Kentucky Cancer Center, LLC - Series 2003
                LOC U.S. Bank, N.A.                                                     05/01/24      8.00          2,905,000
     1,650,000  NPI Capital, LLC - Series 1999A
                LOC Bank of America                                                     07/01/29      8.40          1,650,000
     2,490,000  OHC Real Estate LLC - Series 2006A
                LOC U.S. Bank, N.A.                                                     11/01/26      8.00          2,490,000
     1,275,000  OHC Real Estate LLC - Series 2006B
                LOC U.S. Bank, N.A.                                                     11/01/26      8.00          1,275,000
     6,900,000  Olathe, KS IDRB (Diamant Board Project) - Series 1997B
                LOC Svenska Handelsbanken                                               03/01/27      3.91          6,900,000
       950,000  Oswego County, NY IDA Facilities
                (OH Properties, Inc Project - B)
                LOC Manufacturers & Traders Trust Company                               06/01/24      3.47            950,000
     2,000,000  Parisi Investment, LP & Supply Co. - Series 1998
                LOC U.S. Bank, N.A.                                                     05/01/18      8.00          2,000,000
     7,395,000  Parker Towing Company Inc. - Series 2006
                LOC Regions Bank                                                        06/01/11      3.93          7,395,000
     1,300,000  Pennsylvania EDFA Taxable Development RB
                (West 914 Incorporation Project) - Series 1991A
                LOC PNC Bank, N.A.                                                      05/01/21      8.25          1,300,000
       246,000  Pine Tree Country Club - Series 2003
                LOC Regions Bank                                                        08/01/23      4.43            246,000
     2,600,000  Plant City Church of God, Inc. - Series 2004
                LOC Regions Bank                                                        12/02/24      3.93          2,600,000
     3,830,000  Pomegranate Development Ltd - Series 2006
                LOC Key Bank, N.A.                                                      12/01/27      8.00          3,830,000
       915,000  Putnam County, NY IDA IDRB
                (Broad Reach, LLC Project) - Series 2006B
                LOC Charter One Bank                                                    07/01/14      8.25            915,000

 The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

      Face                                                                               Maturity   Interest         Value
     Amount                                                                                Date       Rate         (Note 1)
     ------                                                                                ----       ----         --------
Variable Rate Demand Instruments (4) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    2,885,000  Putnam County, NY IDA IDRB
                (Broad Reach, LLC Project) - Series 2006A
                LOC Charter One Bank                                                    07/01/32      8.25%    $    2,885,000
       200,000  RDV Finance LLC
                LOC Fifth Third Bank                                                    10/01/39     10.00            200,000
     4,880,000  Real Estate, LLC and White Wilson Medical Center
                LOC Fifth Third Bank                                                    05/01/57     10.00          4,880,000
     2,355,000  Realty Holdings Co. LLC - Series 2004
                LOC Fifth Third Bank                                                    05/01/24     10.00          2,355,000
     3,490,000  Robert C. Fox Jr. (Fox Racing Shoe Project) - Series A
                LOC Comerica Bank                                                       06/01/33      5.00          3,490,000
     9,265,000  Rural Electric Cooperative Grantor Trust Certificates
                (Kansas Electric Power Cooperative, Inc.) - Series 1997
                LOC U.S. Government                                                     12/18/17      8.50          9,265,000
       920,000  S & S Partnership (Model Graphics) - Series 1999
                LOC U.S. Bank, N.A.                                                     09/01/19      8.00            920,000
        10,000  Saber Management LLC - Series 2006
                LOC Charter One Bank                                                    07/01/56     10.00             10,000
     1,240,000  Sand Run Nursery & Preserve LLC - Series 2004
                LOC U.S. Bank, N.A.                                                     03/01/24      8.00          1,240,000
     2,270,000  Savoy Properties, Ltd. - Series 2000
                LOC Key Bank, N.A.                                                      08/01/20     10.00          2,270,000
     3,850,000  Security Self-Storage, Inc. - Series 1999
                LOC JPMorgan Chase Bank, N.A.                                           02/01/19     12.00          3,850,000
     2,875,000  Shepherd Capital LLC
                LOC Fifth Third Bank                                                    03/15/49      6.05          2,875,000
    11,315,000  Southwestern Group Limited - Series 2001
                LOC U.S. Bank, N.A.                                                     07/01/21      8.00         11,315,000
    10,155,000  St. Johns County IDA First Mortgage RB
                (Presbyterian Retirement Communities Project) - Series 2004B
                LOC Allied Irish Bank PLC                                               08/01/34      6.00         10,155,000
     2,560,000  St. Tammany Parish Development District
                (Main Street Holdings of St. Tammany, LLC Project) - Series 2006B
                LOC Regions Bank                                                        12/01/36      3.93          2,560,000
     1,055,000  Stallard-Schrier Family Limited Partnership - Series 1996
                LOC Fifth Third Bank                                                    09/01/16      8.00          1,055,000
       900,000  State Crest Limited - Series 2003
                LOC Fifth Third Bank                                                    06/01/23     10.00            900,000
    10,090,000  Stonegate-Partners I, LLC (Stonegate Partners Project) - Series 2002
                LOC U.S. Bank, N.A.                                                     06/01/34     10.00         10,090,000
       650,000  T.D. Management Ltd. - Series 1996
                LOC Fifth Third Bank                                                    01/01/11      8.00            650,000
     1,900,000  Tampa Bay, FL (Elders Land Development) - Series 2003
                LOC Fifth Third Bank                                                    09/01/23     10.00          1,900,000
     4,410,000  Tedia Company, Inc. - Series 2006
                LOC Key Bank, N.A.                                                      10/01/26     10.00          4,410,000
     1,605,000  The Home City Ice Company & HC Transport, Inc., Series - 2004
                LOC U.S. Bank, N.A.                                                     05/01/19      8.00          1,605,000

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

      Face                                                                               Maturity   Interest         Value
     Amount                                                                                Date       Rate         (Note 1)
     ------                                                                                ----       ----         --------

Variable Rate Demand Instruments (4) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    2,040,000  The Medical Clinic Board of the City of Mobile, AL - Spring Hill
                (Springhill Medical Complex, Inc.) - Series 1996B
                LOC Regions Bank                                                        09/01/11      7.65%    $    2,040,000
     1,115,000  The Wilmington Iron & Metal Company, Inc. - Series 1999
                LOC JPMorgan Chase Bank, N.A.                                           08/01/14      8.00          1,115,000
     6,555,000  Three Reading LP
                LOC Federal Home Loan Bank of Pittsburg                                 06/01/24      3.68          6,555,000
     3,615,000  Tom Richards, Inc. (Team Land, LLC / Team Industries)
                Guaranteed by Federal Home Loan Bank of Cincinnati                      12/01/16     10.00          3,615,000
     1,340,000  Trendway Corporation - Series 1996
                LOC Bank of America                                                     12/01/26      8.40          1,340,000
     5,265,000  Triple Crown Investments, LLC - Series 2004
                LOC Federal Home Loan Bank of Dallas                                    08/01/25      9.00          5,265,000
       715,000  Vincent Enterprise & Partners - Series 2000
                LOC Key Bank, N.A.                                                      03/01/20     10.00            715,000
       570,000  Walt Sweeney Ford - Series 1996
                LOC Fifth Third Bank                                                    01/01/12      8.00            570,000
     3,333,000  Washington State HFC Non-Profit Housing RB
                (Rockwood Program) - Series B (5)
                LOC Wells Fargo Bank, N.A.                                              01/01/30      6.00          3,333,000
     1,375,000  Washington State HFC Non-Profit Housing RB
                (The Vintage at Richland Project) - Series 2004B
                Guaranteed by Federal National Mortgage Association                     01/15/38      9.00          1,375,000
    12,345,000  Wellington Green, LLC - Series 1999
                LOC Royal Bank of Scotland                                              04/01/29     10.00         12,345,000
     8,700,000  Wellstone Mills LLC - Series 2004A
                LOC PNC Bank, N.A.                                                      12/15/24      8.50          8,700,000
     1,600,000  Westchester County, NY IDA RB
                (B.W.P. Distributors Inc.) - Series 1997
                LOC Wachovia Bank, N.A.                                                 10/01/28      6.00          1,600,000
       395,000  Westchester Presbyterian Church
                LOC U.S. Bank, N.A.                                                     09/01/13      8.00            395,000
    15,040,000  William Morris Realty Greystone, LLC - Series 2007
                LOC Regions Bank                                                        03/01/32      3.47         15,040,000
     2,687,563  Wilmington Trust Company (Amtrak Trust 93-A) - Series B Notes
                Guaranteed by General Electric Company                                  01/01/11      7.85          2,687,563
       790,000  Windsor Medical Center, Inc. - Series 1997
                LOC Federal Home Loan Bank                                              12/03/18     10.00            790,000
     1,555,000  Wisconsin Housing Preservation Corporation - Series 2005
                LOC Marshall & Ilsley Bank                                              05/01/35      8.00          1,555,000
     2,000,000  Woods Group TN, LLC - Series 2006
                LOC Amsouth Bank                                                        09/01/31      4.93          2,000,000
--------------                                                                                                 --------------
   457,929,064  Total Variable Rate Demand Instruments                                                            457,929,064

--------------                                                                                                 --------------



 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

      Face                                                                               Maturity   Interest         Value
     Amount                                                                                Date       Rate         (Note 1)
     ------                                                                                ----       ----         --------
Yankee Certificates of Deposit (55.03%)
------------------------------------------------------------------------------------------------------------------------------------
$  100,000,000  ABN AMRO Bank                                                           12/05/08      3.13%    $   99,951,724
    75,000,000  ABN AMRO Bank                                                           12/05/08      3.22         74,951,613
   100,000,000  Banco Bilbao de Vizcaya Argentaria                                      10/03/08      2.81        100,000,023
    75,000,000  Bayerische Landesbank Girozentrale                                      10/29/08      2.75         75,000,580
   100,000,000  Calyon North America, Inc.                                              01/20/09      3.00        100,000,000
   100,000,000  Canadian Imperial Bank of Commerce                                      11/26/08      2.78        100,000,000
   150,000,000  Credit Industriel et Commercial                                         10/08/08      2.75        150,000,290
   100,000,000  Credit Industriel et Commercial                                         11/17/08      2.98        100,000,648
    75,000,000  DEPFA Bank                                                              10/29/08      2.75         75,000,000
   100,000,000  DEPFA Bank                                                              10/29/08      2.74        100,000,387
    50,000,000  Deutsche Zentral-Genossenschaftsb                                       10/10/08      5.00         50,000,000
    75,000,000  Deutsche Zentral-Genossenschaftsb                                       10/16/08      2.55         75,000,000
   125,000,000  Deutsche Zentral-Genossenschaftsb                                       10/29/08      2.72        125,000,000
   175,000,000  HSH Nordbank AG                                                         11/07/08      3.03        175,000,892
   100,000,000  HSH Nordbank AG                                                         11/17/08      3.03        100,001,295
   200,000,000  Landesbank Baden Wurtemburg                                             11/12/08      2.96        200,001,157
   150,000,000  Landesbank Hessen Thueringen Giroze                                     10/07/08      2.88        150,000,000
   100,000,000  Landesbank Hessen Thueringen Giroze                                     12/09/08      2.89        100,000,952
    75,000,000  Norddeutsche Landesbank Girozentral                                     10/27/08      3.00         75,000,269
   200,000,000  Norddeutsche Landesbank Girozentral                                     11/07/08      3.00        200,000,000
    85,000,000  Skandinav Enskilda Banken, NY                                           11/17/08      2.85         85,001,850
    40,000,000  Skandinav Enskilda Banken, NY                                           12/04/08      2.90         39,998,944
   150,000,000  Standard Chartered Bank PLC                                             11/03/08      2.79        150,000,684
   100,000,000  Unicredito Italiano                                                     10/07/08      2.73        100,000,166
   150,000,000  Unicredito Italiano                                                     11/10/08      2.77        150,000,830
--------------                                                                                                 --------------
 2,750,000,000  Total Yankee Certificates of Deposit                                                            2,749,912,304
--------------                                                                                                 --------------
                Total Investments (99.80%) (Cost $4,987,107,616+)                                               4,987,107,616
                Cash and other assets in excess of liabilities (0.20%)                                              9,859,387
                                                                                                               --------------
                Net Assets (100.00%)                                                                           $4,996,967,003
                                                                                                               ===============

                   +    Aggregate cost for federal income tax purposes is identical.









 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

FOOTNOTES:
1)   The interest  rate is adjusted  quarterly  based upon one month LIBOR minus
     0.02%.

2) Security is considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of securities considered illiquid at the time of this statement represented 3.20% of the Portfolio's net assets.

3) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $274,802,708, which represented 5.50% of the Portfolio's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

4) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

5) Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily. The rate shown is the rate in effect at the date of this statement.

KEY:
      EDA       =   Economic Development Authority               IDA       =    Industrial Development Authority
      EDFA      =   Economic Development Finance Authority       IDRB      =    Industrial Development Revenue Bond
      FAMC      =   Federal Agriculture Mortgage Corporation     LOC       =    Letter of Credit
      HEFA      =   Health and Education Finance Authority       MHRB      =    Multi-Family Housing Revenue Bond
      HFA       =   Housing Finance Authority                    RB        =    Revenue Bond
      HFC       =   Housing Finance Commission

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:

--------------------------------------------------------------------------------------

     Securities Maturing in                Value                 % of Portfolio
--------------------------------------------------------------------------------------
  Less than 31 Days                   $ 2,881,828,055                 57.79%
  31 through 60 Days                    1,504,973,394                 30.18
  61 through 90 Days                      500,306,167                 10.03
  91 through 120 Days                     100,000,000                  2.00
  121 through 180 Days                            -0-                   -0-
  Over 180 Days                                   -0-                   -0-
--------------------------------------------------------------------------------------
  Total                               $ 4,987,107,616                100.00%
--------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $    4,837,107,616
  Repurchase agreements.............................................................             150,000,000
  Accrued interest receivable.......................................................              17,885,129
  Receivable for securities sold....................................................                 475,000
  Due from Transfer Agent (Note2)...................................................               1,140,710
  Prepaid expenses..................................................................                  40,476
  Other receivables.................................................................                   1,005
                                                                                          ------------------
         Total assets...............................................................           5,006,649,936
                                                                                          ------------------

LIABILITIES
  Payable to affiliates (Note 2)....................................................               1,558,186
  Due to Custodian..................................................................               4,324,722
  Accrued expenses..................................................................                 669,142
  Dividends payable.................................................................               3,130,883
                                                                                          ------------------
         Total liabilities..........................................................               9,682,933
                                                                                          ------------------
  Net assets........................................................................      $    4,996,967,003
                                                                                          ==================

SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 5)...........................      $    4,998,966,357
  Accumulated net realized loss.....................................................             (1,928,812)
  Overdistributed net Investment income.............................................                (70,542)
                                                                                          ------------------
  Net assets........................................................................      $    4,996,967,003
                                                                                          ==================

Net asset value, per share (Note 5):
Class Name                                          Net Assets         Shares Outstanding        Net Asset Value
Institutional Shares........................       $436,577,522            436,752,490                 $1.00
Institutional Service Shares................       $235,218,039            235,312,308                 $1.00
Investor Shares.............................       $297,006,200            297,125,232                 $1.00
Short Term Income Shares....................       $230,404,962            230,497,302                 $1.00
Retail Class Shares.........................     $1,369,761,565          1,370,310,527                 $1.00
Pinnacle Shares.............................       $190,641,266            190,717,669                 $1.00
Advantage Shares............................     $1,957,919,441          1,958,704,120                 $1.00
Xpress Shares...............................       $279,438,008            279,549,999                 $1.00













 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

INVESTMENT INCOME
Income:
    Interest........................................................................    $       93,359,239
                                                                                        ------------------
Expenses: (Note 2)
    Investment management fee.......................................................             3,700,538
    Administration fee..............................................................             1,541,891
    Shareholder servicing fee (Institutional Service Shares)........................               519,009
    Shareholder servicing fee (Investor Shares).....................................               389,291
    Shareholder servicing fee (Short Term Income Shares)............................               356,879
    Shareholder servicing fee (Retail Shares).......................................             1,808,216
    Shareholder servicing fee (Advantage Shares)....................................             3,254,381
    Shareholder servicing fee (Xpress Shares).......................................               344,082
    Distribution fee (Investor Shares)..............................................               311,432
    Distribution fee (Short Term Income Shares).....................................               642,381
    Distribution fee (Retail Shares)................................................             4,701,361
    Distribution fee (Advantage Shares).............................................             9,763,144
    Distribution fee (Xpress Shares)................................................             1,032,247
    Sub-Accounting fee (Xpress Shares)..............................................                82,431
    Custodian expenses..............................................................               128,320
    Shareholder servicing and related shareholder expenses+.........................             1,223,253
    Legal, compliance and filing fees...............................................               788,766
    Audit and accounting............................................................               371,865
    Trustees' fees and expenses.....................................................               217,867
    Other...........................................................................                84,471
                                                                                        ------------------
    Total expenses..................................................................            31,261,825
          Less:  Fees waived........................................................            (4,901,011)
                 Expense offsets (Note 4)...........................................               (11,351)
                                                                                        ------------------
    Net expenses....................................................................            26,349,463
                                                                                        ------------------
    Net investment income...........................................................            67,009,776

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.............................................            (1,928,579)
                                                                                        ------------------
Increase in net assets from operations..............................................    $       65,081,197
                                                                                        ==================

+  Includes class specific transfer agency expenses of $32,671, $41,521, $77,858, $85,413, $361,643, and $8,832 for the
   Institutional, Institutional Service, Investor, Short Term Income, Retail and Pinnacle Shares respectively.

















 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================

                                                                      Six Months Ended                   Year
                                                                     September 30, 2008                  Ended
                                                                         (Unaudited)                March 31, 2008
                                                                         ----------                 --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................     $    67,009,776             $    281,728,468
    Net realized gain (loss) on investments.......................          (1,928,579)                        (233)
                                                                       ---------------             ----------------
Increase in net assets from operations............................          65,081,197                  281,728,235
Dividends to shareholders from net investment income:
    Institutional Shares..........................................          (9,246,777)                 (29,254,977)
    Institutional Service Shares..................................          (5,277,047)                 (11,820,882)
    Investor Shares...............................................          (3,697,320)                  (9,893,960)
    Short-Term Income Shares......................................          (2,972,864)                  (8,887,585)
    Retail Shares.................................................         (14,645,495)                 (51,609,017)
    Pinnacle Shares...............................................          (2,496,092)                  (8,183,099)
    Advantage Shares..............................................         (26,227,215)                (131,002,246)
    Xpress Shares.................................................          (2,446,966)                 (31,076,702)
                                                                       ---------------             ----------------
         Total dividends to shareholders..........................         (67,009,776)                (281,728,468)
                                                                       ---------------             ----------------
Distributions to shareholders from realized gains on investments:
    Institutional Shares..........................................              (8,619)                          (5)
    Institutional Service Shares..................................              (5,660)                          (2)
    Investor Shares...............................................              (3,429)                          (2)
    Short-Term Income Shares......................................              (3,074)                         -0-
    Retail Shares.................................................             (16,139)                          (7)
    Pinnacle Shares...............................................              (1,904)                          (1)
    Advantage Shares..............................................             (28,594)                         (23)
    Xpress Shares.................................................              (3,083)                         -0-
                                                                       ---------------             ----------------
         Total distributions to shareholders......................             (70,502)                         (40)
                                                                       ---------------             ----------------
Capital share transactions (Note 5):
    Institutional Shares..........................................        (314,779,912)                 111,959,237
    Institutional Service Shares..................................         (25,296,794)                  (7,255,798)
    Investor Shares...............................................         (19,422,477)                  27,257,449
    Short-Term Income Shares......................................         (67,010,701)                 199,669,738
    Retail Shares.................................................         (69,545,881)                 505,196,112
    Pinnacle Shares...............................................          12,504,873                    7,184,587
    Advantage Shares..............................................      (1,492,973,430)                 338,089,059
    Xpress Shares.................................................           7,337,128                  272,212,871
    Net asset value of shares issued in connection with merger of Cortland
    General Money Market into Retail Shares.......................                 -0-                   36,753,053
    Net asset value of shares issued in connection with merger of Short Term
    Money Market Class A into Short Term Income Shares............                 -0-                   40,741,544
    Net asset value of shares issued in connection with merger of Short Term
    Money Market Class B into Investor Shares.....................                 -0-                  137,343,403
                                                                       ---------------             ----------------
          Total capital share transactions........................      (1,969,187,194)               1,669,151,255
                                                                       ---------------             ----------------
    Total increase/(decrease) ....................................      (1,971,186,275)               1,669,150,982
Net assets:
    Beginning of period...........................................       6,968,153,278                5,299,002,296
                                                                       ---------------             ----------------
     End of period................................................     $ 4,996,967,003             $  6,968,153,278
                                                                       ===============             ================
Overdistributed net investment income.............................     $       (70,502)            $            (40)
                                                                       ===============             ================

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
(UNAUDITED)

================================================================================

                                                      Six Months Ended                 For the Years Ended March 31,
                                                                       ----------------------------------------------------------
Institutional shares                                 September 30, 2008   2008         2007         2006         2005       2004
--------------------                                   (Unaudited)     --------     --------     --------     --------   --------
                                                        ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........            $   1.00      $   1.00      $   1.00     $   1.00     $   1.00    $   1.00
                                                        ----------    ----------    ----------   ----------   ----------  ----------
Income from investment operations:
   Net investment income....................                0.014         0.048         0.051        0.036        0.016       0.010
   Net realized and unrealized gain(loss) on investments    0.000         0.000         0.000         --          0.000       0.000
                                                        ----------    ----------    ----------   ----------   ----------  ----------
   Total from investment operations.........                0.014         0.048         0.051        0.036        0.016      0.010
Less distributions from:
   Dividends from net investment income.....               (0.014)       (0.048)       (0.051)      (0.036)       (0.016)    (0.010)
   Net realized gain(loss) on investment....               (0.000)       (0.000)        0.000         --          (0.000)    (0.000)
                                                        ----------    ----------    ----------   ----------   ----------  ----------
   Total Distributions......................               (0.014)       (0.048)       (0.051)      (0.036)       (0.016)    (0.010)
                                                        ----------    ----------    ----------   ----------   ----------  ----------
Net asset value, end of period..............            $   1.00      $   1.00      $   1.00     $   1.00     $    1.00   $   1.00
                                                        ==========    ==========    ==========   ==========   ==========  ==========
Total Return................................                1.43%(a)      4.91%         5.19%        3.63%         1.61%      1.00%
Ratios/Supplemental Data
Net assets, end of period (000's)...........            $ 436,578     $ 751,532     $ 639,573    $ 372,721     $ 215,314  $ 163,829
Ratios to average net assets:
   Expenses (net of fees waived) (b)........                0.20%(c)      0.20%         0.20%        0.20%         0.20%      0.20%
   Net investment income....................                2.83%(c)      4.78%         5.10%        3.66%         1.63%      0.99%
   Management and administration fees waived                0.05%(c)      0.02%         0.03%        0.06%         0.08%      0.06%
   Transfer agency fees waived..............                0.01%(c)      0.01%          --          0.02%         0.02%      0.02%
   Expense offsets..........................                0.00%(c)      0.00%         0.00%        0.00%         0.00%      0.00%

                                                      Six Months Ended                 For the Years Ended March 31,
                                                                      ----------------------------------------------------------
Institutional Service shares                         September 30, 2008   2008         2007         2006         2005       2004
----------------------------                           (Unaudited)    --------     --------     --------     --------   --------
                                                        ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........            $   1.00      $   1.00      $   1.00     $   1.00     $   1.00   $   1.00
                                                        ----------    ----------    ----------   ----------   ----------  ----------
Income from investment operations:
   Net investment income....................                0.013         0.046         0.048        0.033        0.013      0.007
   Net realized and unrealized gain(loss)  on investments   0.000         0.000         0.000         --          0.000      0.000
                                                        ----------    ----------    ----------   ----------   ----------  ----------
   Total from investment operations.........                0.013         0.046         0.048        0.033        0.013      0.007
Less distributions from:
   Dividends from net investment income.....               (0.013)       (0.046)       (0.048)      (0.033)      (0.013)    (0.007)
   Net realized gain(loss) on investment....               (0.000)       (0.000)        0.000         --         (0.000)    (0.000)
                                                        ----------    ----------    ----------   ----------   ----------  ----------
   Total Distributions......................               (0.013)       (0.046)       (0.048)      (0.033)      (0.013)    (0.007)
                                                        ----------    ----------    ----------   ----------   ----------  ----------
Net asset value, end of period..............            $   1.00      $   1.00      $   1.00     $   1.00    $    1.00   $   1.00
                                                        ==========    ==========    ==========   ==========   ==========  ==========
Total Return................................                1.30%(a)      4.65%         4.92%        3.36%        1.34%      0.73%
Ratios/Supplemental Data
Net assets, end of period (000's)...........             $ 235,218    $ 260,609     $ 267,865    $ 224,050    $ 119,989   $  53,373
Ratios to average net assets:
   Expenses (net of fees waived) (b)........                0.45%(c)     0.45%          0.45%        0.47%        0.47%       0.47%
   Net investment income....................                2.54%(c)     4.50%          4.83%        3.39%        1.49%       0.73%
   Management and administration fees waived                0.05%(c)     0.02%          0.03%        0.06%        0.08%       0.06%
   Shareholder servicing fees waived........                0.01%(c)     0.01%           --           --           --          --
   Transfer agency fees waived..............                 --           --             --          0.01%        0.02%       0.00%
   Expense offsets..........................                0.00%(c)     0.00%          0.00%        0.00%        0.00%       0.00%

(a) Unannualized
(b) Includes expense offsets, if applicable.
(c) Annualized

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
(UNAUDITED)

================================================================================

                                                         Six Month Ended                        Commencement of Operations
Investor shares                                         September 30, 2008       Year Ended     November 28, 2006 through
---------------                                            (Unaudited)         March 31, 2008        March 31, 2007
                                                           ----------          --------------       ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $  1.00               $  1.00               $  1.00
                                                            ---------             ---------             ---------
Income from investment operations:
   Net investment income...............................        0.012                 0.044                 0.016
   Net realized and unrealized gain(loss)  on investments      0.000                 0.000                 0.000
                                                            ---------             ---------             ---------
   Total from investment operations....................        0.012                 0.044                 0.016
Less distributions from:
   Dividends from net investment income................       (0.012)               (0.044)               (0.016)
   Net realized gain on investments....................       (0.000)               (0.000)               (0.000)
                                                            ---------             ---------             ---------
   Total Distributions.................................       (0.012)               (0.044)               (0.016)
                                                            ---------             ---------             ---------
Net asset value, end of period.........................     $  1.00               $  1.00               $  1.00
                                                            =========             =========             =========
Total Return...........................................        1.20%(a)              4.44%                 1.62%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $297,006              $316,547              $151,947
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................        0.65%(c)              0.65%                 0.65%(c)
   Net investment income...............................        2.37%(c)              4.25%                 4.76%(c)
   Administration fees waived..........................        0.05%(c)              0.02%                 0.03%(c)
   Distribution fees waived............................        0.04%(c)              0.04%                  --
   Transfer Agency Account fees waived.................         --                    --                   0.03%(c)
   Expense offsets.....................................        0.00%(c)              0.00%                 0.00%(c)


                                                         Six Month Ended                       Commencement of Operations
Short Term Income shares                                September 30, 2008     Year Ended      February 12, 2007 through
------------------------                                   (Unaudited)         March 31, 2008         March 31, 2007
                                                            ---------          --------------         --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $  1.00               $  1.00               $  1.00
                                                            ---------             ---------             ---------
Income from investment operations:
   Net investment income...............................        0.010                 0.041                 0.006
   Net realized and unrealized gain(loss)  on investments      0.000                 0.000                 0.000
                                                            ---------             ---------             ---------
   Total from investment operations....................        0.010                 0.041                 0.006
Less distributions from:
   Dividends from net investment income................       (0.010)               (0.041)               (0.006)
   Net realized gain on investments....................       (0.000)               (0.000)               (0.000)
                                                            ---------             ---------             ---------
   Total Distributions.................................       (0.010)               (0.041)               (0.006)
                                                            ---------             ---------             ---------
Net asset value, end of period.........................     $  1.00               $  1.00               $  1.00
                                                            =========             =========             =========
Total Return...........................................        1.05%(a)              4.14%                 0.59%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $230,405              $297,508              $ 57,097
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................        0.94%(c)              0.94%                 0.94%(c)
   Net investment income...............................        2.08%(c)              3.92%                 4.47%(c)
   Administration fees waived..........................        0.05%(c)              0.02%                 0.03%(c)
   Distribution fees waived............................        0.01%(c)              0.01%                  --
   Expense offsets.....................................        0.00%(c)              0.00%                 0.00%(c)

(a) Unannualized
(b) Includes expense offsets, if applicable.
(c) Annualized

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                         Six Month Ended                       Commencement of Operations
Retail shares                                          September 30, 2008        Year Ended     November 28, 2006 through
-------------                                              (Unaudited)         March 31, 2008        March 31, 2007
                                                            ---------          --------------        --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $   1.00              $   1.00              $   1.00
                                                            ---------             ---------             ---------
Income from investment operations:
   Net investment income...............................         0.010                 0.040                 0.015
   Net realized and unrealized gain(loss)  on investments       0.000                 0.000                 0.000
                                                            ---------             ---------             ---------
   Total from investment operations....................         0.010                 0.040                 0.015
Less distributions from:
   Dividends from net investment income................        (0.010)               (0.040)               (0.015)
   Net realized gain on investments....................        (0.000)               (0.000)               (0.000)
                                                            ---------             ---------             ---------
   Total Distributions.................................        (0.010)               (0.040)               (0.015)
                                                            ---------             ---------             ---------
Net asset value, end of period.........................     $   1.00              $   1.00              $   1.00
                                                            =========             =========             =========
Total Return...........................................         1.02%(a)              4.08%                 1.49%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $1,369,762            $1,439,855            $  897,904
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         1.00%(a)              1.00%                 1.00%(c)
   Net investment income...............................         2.02%(c)              3.95%                 4.39%(c)
   Administration fees waived..........................         0.05%(c)              0.02%                 0.03%(c)
   Distribution fees waived............................         0.14%(c)              0.14%                 0.10%(c)
   Transfer Agency Account fees waived.................         --                    --                    0.03%(c)
   Expense offsets.....................................         0.00%(c)              0.00%                 0.00%(c)

                                                     Six Months Ended                 For the Years Ended March 31,
Pinnacle shares                                     September 30, 2008   2008         2007         2006         2005       2004
---------------                                         (Unaudited)    --------     --------     --------     --------   --------
                                                        ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........            $   1.00      $   1.00      $   1.00     $   1.00     $   1.00   $   1.00
                                                        ----------    ----------    ----------   ----------   ----------  ----------
Income from investment operations:
   Net investment income....................                0.014         0.048         0.051        0.036        0.016      0.010
   Net realized and unrealized gain(loss) on investments    0.000         0.000         0.000         --          0.000      0.000
                                                        ----------    ----------    ----------   ----------   ----------  ---------
   Total from investment operations.........                0.014         0.048         0.051        0.036        0.016      0.010
Less distributions from:
   Dividends from net investment income.....               (0.014)       (0.048)       (0.051)      (0.036)      (0.016)    (0.010)
   Net realized gain(loss) on investment....               (0.000)       (0.000)        0.000         --         (0.000)    (0.000)
                                                        ----------    ----------    ----------   ----------   ----------  ---------
   Total Distributions......................               (0.014)       (0.048)       (0.051)      (0.036)      (0.016)    (0.010)
                                                        ----------    ----------    ----------   ----------   ----------  ---------
Net asset value, end of period..............            $   1.00      $   1.00      $   1.00     $   1.00     $   1.00   $   1.00
                                                        ==========    ==========    ==========   ==========   ==========  ==========
Total Return................................                1.43%(a)      4.91%         5.19%        3.63%        1.61%      1.00%
Ratios/Supplemental Data
Net assets, end of period (000's)...........            $ 190,641     $ 178,213     $ 171,028    $ 134,682    $ 114,792  $ 122,839
Ratios to average net assets:
   Expenses (net of fees waived) (b)........                0.20%(c)      0.20%         0.20%        0.20%        0.20%      0.20%
   Net investment income....................                2.83%(c)      4.79%         5.08%        3.66%        1.63%      0.99%
   Management and administration fees waived                0.05%(c)      0.02%         0.03%        0.06%        0.08%      0.06%
   Transfer agency fees waived..............                0.01%(c)      0.01%          --          0.02%        0.02%      0.02%
   Expense offsets..........................                0.00%(c)      0.00%         0.00%        0.00%        0.00%      0.00%

(a) Unannualized
(b) Includes expense offsets, if applicable.
(c) Annualized

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
(UNAUDITED)

================================================================================

                                                         Six Month Ended                       Commencement of Operations
Advantage shares                                       September 30, 2008        Year Ended     November 1, 2006 through
----------------                                           (Unaudited)         March 31, 2008       March 31, 2007
                                                            ---------          --------------      ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $  1.00               $  1.00              $  1.00
                                                            ---------             ---------            ----------
Income from investment operations:
   Net investment income...............................        0.010                 0.040                0.018
   Net realized and unrealized gain(loss)  on investments      0.000                 0.000                0.000
                                                            ---------             ---------            ----------
   Total from investment operations....................        0.010                 0.040                0.018
Less distributions from:
   Dividends from net investment income................       (0.010)               (0.040)              (0.018)
   Net realized gain on investments....................       (0.000)               (0.000)              (0.000)
                                                            ---------             ---------            ----------
   Total Distributions.................................       (0.010)               (0.040)              (0.018)
                                                            ---------             ---------            ----------
Net asset value, end of period.........................     $  1.00               $  1.00              $  1.00
                                                            =========             =========            ==========
Total Return...........................................        1.01%(a)              4.06%                1.81%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $1,957,919            $3,451,676           $3,113,588
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................        1.02%(c)              1.02%                1.02%(c)
   Net investment income...............................        2.01%(c)              3.95%                4.35%(c)
   Administration fees waived..........................        0.05%(c)              0.02%                0.03%(c)
   Distribution fees waived............................        0.17%(c)              0.17%                0.16%(c)
   Expense offsets.....................................        0.00%(c)              0.00%                0.00%(c)

                                                        Six Months Ended        Commencement of Operations
Xpress  shares                                         September 30, 2007          June 20, 2007 through
--------------                                            (Unaudited)                March 31, 2008
                                                           ---------                 --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................    $   1.00                     $   1.00
                                                           ---------                    ---------
Income from investment operations:
   Net investment income...............................        0.009                        0.028
   Net realized and unrealized gain(loss)  on investments      0.000                        0.000
                                                           ---------                    ---------
   Total from investment operations....................        0.009                        0.028
Less distributions from:
   Dividends from net investment income................       (0.009)                      (0.028)
   Net realized gain on investments....................       (0.000)                      (0.000)
                                                           ---------                    ---------
   Total Distributions.................................       (0.009)                      (0.028)
                                                           ---------                    ---------
Net asset value, end of period.........................    $   1.00                     $   1.00
                                                           =========                    =========
Total Return...........................................        0.90%(a)                     2.88%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................    $ 279,438                    $ 272,213
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................        1.25%(c)                     1.25%(c)
   Net investment income...............................        1.78%(c)                     3.82%(c)
   Management and administration fees waived...........        0.05%(c)                     0.02%(c)
   Expense offsets.....................................        0.00%(c)                     0.00%(c)

(a) Unannualized
(b) Includes expense offsets, if applicable.
(c) Annualized

 The accompanying notes are an integral part of these financial statements.
                                                                .



























                        [THIS PAGE INTENTIONALLY LEFT BLANK.]

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008 through September 30, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

---------------------------------------------------------------------------------------------------------------------------
      Institutional Class Shares
  ("Institutional Shares") & Pinnacle   Beginning Account   Ending Account Value     Expenses Paid         Annualized
   Class Shares ("Pinnacle Shares")       Value 04/01/08          09/30/08         During the period*    Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00             $1,008.50               $1.01               0.20%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00             $1,024.07               $1.01               0.20%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

  Institutional Service Class Shares    Beginning Account   Ending Account Value      Expenses Paid         Annualized
   ("Institutional Service Shares")       Value 04/01/08          09/30/08          During the Period*    Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00             $1,007.20               $2.26               0.45%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00             $1,022.81               $2.28               0.45%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
         Investor Class Shares          Beginning Account   Ending Account Value      Expenses Paid         Annualized
          ("Investor Shares")             Value 04/01/08          09/30/08          During the Period*    Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00             $1,006.30               $3.17               0.63%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00             $1,021.91               $3.19               0.63%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 Short Term Income Shares Class Shares  Beginning Account   Ending Account Value      Expenses Paid         Annualized
     ("Short Term Income Shares")         Value 04/01/08          09/30/08          During the Period*    Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00             $1,005.00               $4.47               0.89%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00             $1,020.61               $4.51               0.89%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

----------------------------------------------------------------------------------------------------------------------------
  Retail Class Shares ("Retail Shares")     Beginning Account   Ending Account Value  Expenses Paid           Annualized
                                             Value 04/01/08           09/30/08         During the Period*   Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00             $1,004.50               $4.97             0.99%
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)      $1,000.00             $1,020.10               $5.01             0.99%
----------------------------------------------------------------------------------------------------------------------------
-

*    Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period
     (April 1, 2008 through September 30, 2008), multiplied by 183/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

      Face                                                                              Maturity     Interest       Value
     Amount                                                                               Date         Rate        (Note 1)
     ------                                                                               ----         ----         ------
Repurchase Agreements (49.68%)
------------------------------------------------------------------------------------------------------------------------------------
$    270,000,000  Bank of America Securities, LLC, purchased on 09/30/08, repurchase proceeds at maturity $270,005,625 (Collateralized by $1,214,433,357,
                  GNMA, 0.000% to 8.000%, due 09/16/17 to 04/16/50, value
                   $275,400,000)                                                        10/01/08      0.75%    $  270,000,000
     295,000,000  Goldman Sachs, purchased on 09/30/08, repurchase proceeds at maturity $295,008,194 (Collateralized by $1,196,830,553, GNMA
                   0.067% to 6.500%, due 06/15/26 to 09/20/38, value
                  $300,900,000)                                                         10/01/08      1.00        295,000,000
      55,000,000  Merrill Lynch Pierce Fenner & Smith Co., purchased on 09/30/08, repurchase proceeds at maturity $55,000,306 (Collateralized by
                  $75,843,760 GNMA, 5.000% to 6.000%, due 09/15/33 to 05/20/38, value
                  $56,100,695)                                                          10/01/08      0.20         55,000,000
     100,000,000  UBS Securities, LLC, purchased on 09/30/08, repurchase proceeds at maturity $100,000,278 (Collateralized by $181,670,000,
                  U.S. Treasury Bond, 7.625% to 8.750%, due 05/15/20 to 02/15/25,
                  value $102,002,470)                                                   10/01/08      0.10        100,000,000
----------------                                                                                               --------------
     720,000,000  Total Repurchase Agreements                                                                     720,000,000
----------------                                                                                               --------------

U.S. Government Obligations (47.86%)
------------------------------------------------------------------------------------------------------------------------------------
$    416,360,000  U.S. Treasury Bill                                                    10/09/08      0.10%    $  416,350,748
     150,000,000  U.S. Treasury Bill                                                    10/30/08      0.15        149,981,875
      40,000,000  U.S. Treasury Note, 4.88%                                             05/31/09      2.06         40,735,190
      50,000,000  U.S. Treasury Note, 4.88%                                             06/30/09      2.62         50,823,298
      35,000,000  U.S. Treasury Note, 4.88%                                             08/15/09      2.24         35,788,755
----------------                                                                                               --------------
     691,360,000  Total U.S. Government Obligations                                                               693,679,866
----------------                                                                                               --------------
                  Total Investments (97.54%) (Cost $1,413,679,866+)                                             1,413,679,866
                  Cash and Other Assets, Net of Liabilities (2.46%)                                                35,593,886
                                                                                                               --------------
                  Net Assets (100.00%)                                                                         $1,449,273,752
                                                                                                               ==============

                  +   Aggregate cost for federal income tax purposes is identical.

KEY:
      GNMA     =   Government National Mortgage Association

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:

------------------------------------ ------------------------ -------------------------
       Securities Maturing in                 Value                % of Portfolio
------------------------------------ ------------------------ -------------------------
  Less than 31 Days                     $ 1,286,332,623                 90.99%
  31 through 60 Days                                 --                   --
  61 through 90 Days                                 --                   --
  91 through 120 Days                                --                   --
  121 through 180 Days                               --                   --
  Over 180 Days                             127,347,243                  9.01
------------------------------------ ------------------------ -------------------------
  Total                                 $ 1,413,679,866                100.00%
------------------------------------ ------------------------ -------------------------












 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $      693,679,866
  Repurchase agreements.............................................................             720,000,000
  Cash..............................................................................              34,311,625
  Accrued interest receivable.......................................................               1,503,647
  Due from Transfer Agent (Note 2)..................................................                 317,966
  Prepaid expenses..................................................................                   9,351
  Other assets......................................................................                  28,717
  Other receivables.................................................................                       9
                                                                                          ------------------
         Total assets...............................................................           1,449,851,181
                                                                                          ------------------

LIABILITIES
  Payable to affiliates (Note 2)....................................................                 273,178
  Dividends payable.................................................................                 304,251
                                                                                          ------------------
         Total liabilities..........................................................                 577,429
                                                                                          ------------------
  Net assets........................................................................      $    1,449,273,752
                                                                                          ==================

SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 5)...........................      $    1,449,273,752
                                                                                          ------------------
  Net assets........................................................................      $    1,449,273,752
                                                                                          ==================

Net asset value, per share (Note 5):
Class Name                                         Net Assets          Shares Outstanding        Net Asset Value
Institutional Shares........................      $647,906,213             647,906,213                $1.00
Institutional Service Shares................      $244,687,747             244,687,747                $1.00
Investor Shares.............................      $266,028,549             266,028,549                $1.00
Short Term Income Shares....................      $174,666,949             174,666,949                $1.00
Retail Shares...............................       $16,676,539              16,676,539                $1.00
Pinnacle Shares.............................       $99,307,755              99,307,755                $1.00






















The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================



INVESTMENT INCOME
Income:
    Interest........................................................................    $       13,029,180
                                                                                        ------------------
Expenses: (Note 2)
    Investment management fee.......................................................               831,560
    Administration fee..............................................................               346,483
    Shareholder servicing fee (Institutional Service Shares)........................               367,866
    Shareholder servicing fee (Investor Shares).....................................               335,763
    Shareholder servicing fee (Short Term Income Shares)............................               230,387
    Shareholder servicing fee (Retail Shares).......................................                22,413
    Distribution fee (Investor Shares)..............................................               268,610
    Distribution fee (Short Term Income Shares).....................................               414,696
    Distribution fee (Retail Shares)................................................                58,273
    Custodian expenses..............................................................                18,004
    Shareholder servicing and related shareholder expenses+.........................               218,748
    Legal, compliance and filing fees...............................................                64,917
    Audit and accounting............................................................                60,330
    Trustees' fees and expenses.....................................................                46,358
    Miscellaneous ..................................................................                10,376
                                                                                        ------------------
    Total expenses..................................................................             3,294,784
          Less:  Fees waived........................................................              (254,102)
                 Expense offsets (Note 4)...........................................                (1,717)
                                                                                        ------------------
    Net expenses....................................................................             3,038,965
                                                                                        ------------------
    Net investment income...........................................................             9,990,215

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/loss on investments...............................................                   -0-
                                                                                        ------------------
Increase in net assets from operations..............................................    $        9,990,215
                                                                                        ==================

+  Includes class specific transfer agency expenses of $53,804, $29,429, $67,119, $46,023, $4,475, and $8,275 for
   the Institutional, Institutional Service, Investor, Short Term Income, Retail Shares, and Pinnacle respectively.





















The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================

                                                                      Six Months Ended                   Year
                                                                     September 30, 2008                  Ended
                                                                         (Unaudited)                March 31, 2008
                                                                         -----------               ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................     $     9,990,215             $     49,756,628
    Net realized gain (loss) on investments.......................                 -0-                          -0-
                                                                       ---------------             ----------------
Increase in net assets from operations............................           9,990,215                   49,756,628
Dividends to shareholders from net investment income:
    Institutional Shares..........................................          (4,487,864)                 (26,167,548)
    Institutional Service Shares..................................          (2,124,962)                  (9,579,659)
    Investor Shares...............................................          (1,687,480)                  (7,173,722)
    Short Term Income Shares......................................            (918,319)                  (4,577,752)
    Retail Shares.................................................             (80,524)                     (62,001)
    Pinnacle Shares...............................................            (691,066)                  (2,195,946)
                                                                       ---------------             ----------------
         Total dividends to shareholders..........................          (9,990,215)                 (49,756,628)
                                                                       ---------------             ----------------
Distributions to shareholders from realized gains on investments:
    Institutional Shares..........................................                 -0-                          -0-
    Institutional Service Shares..................................                 -0-                          -0-
    Investor Shares...............................................                 -0-                          -0-
    Short Term Income Shares......................................                 -0-                          -0-
    Retail Shares.................................................                 -0-                          -0-
    Pinnacle Shares...............................................                 -0-                          -0-
                                                                       ---------------             ----------------
         Total distributions to shareholders......................                 -0-                          -0-
                                                                       ---------------             ----------------
Capital share transactions (Note 5):
    Institutional Shares..........................................         103,160,626                  (45,508,503)
    Institutional Service Shares..................................         (86,521,507)                  82,247,669
    Investor Shares...............................................          (4,250,030)                  82,110,572
    Short Term Income Shares......................................            (173,060)                 136,417,283
    Retail Shares.................................................          (4,299,790)                  20,604,784
    Pinnacle Shares...............................................          28,676,204                   31,003,640
    Net asset value of shares issued in connection with merger of Short Term
    Government Class A into Short Term Income Shares..............                 -0-                   15,759,403
    Net asset value of shares issued in connection with merger of Short Term
    Government Class B into Investor Shares.......................                 -0-                   53,257,284
                                                                       ---------------             ----------------
          Total capital share transactions........................          36,592,443                  375,892,132
                                                                       ---------------             ----------------
    Total increase (decrease) ....................................          36,592,443                  375,892,132
Net assets:
    Beginning of period...........................................       1,412,681,309                1,036,789,177
                                                                       ---------------             ----------------
    End of period.................................................     $ 1,449,273,752             $  1,412,681,309
                                                                       ===============             ================
Undistributed net investment income...............................     $           -0-             $            -0-
                                                                       ===============             ================






The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
FINANCIAL HIGHLIGHTS
(UNAUDITED)

================================================================================

                                                                                      For the Years Ended March 31,
Institutional shares                                   Six Months Ended  --------------------------------------------------------
--------------------                                  September 30, 2008   2008         2007        2006         2005       2004
Per Share Operating Performance:                          (Unaudited)    --------      -------     -------      -------    -------
(for a share outstanding throughout the period)            ----------
Net asset value, beginning of period........                $   1.00     $  1.00      $  1.00     $  1.00     $  1.00     $  1.00
                                                            ---------    --------     --------    --------    ---------   --------
Income from investment operations:
   Net investment income....................                    0.008       0.041        0.049       0.034       0.014       0.009
   Net realized and unrealized gain(loss)  on investments        --          --           --         0.000       0.000       0.000
                                                            ---------    --------     -------    --------    ---------   --------
  Total from investment operations.........                     0.008       0.041        0.049       0.034       0.014       0.009
Less distributions from:
   Dividends from net investment income.....                   (0.008)     (0.041)      (0.049)     (0.034)     (0.014)     (0.009)
   Net realized gain(loss) on investment....                     --          --           --        (0.000)     (0.000)     (0.000)
                                                            ---------    --------     --------    --------    ---------   --------
   Total Distributions......................                   (0.008)     (0.041)      (0.049)     (0.034)     (0.014)     (0.009)
                                                            ---------    --------     --------    --------    ---------   --------
Net asset value, end of period..............                $   1.00     $  1.00      $  1.00     $  1.00     $  1.00     $  1.00
                                                            =========    ========     ========    ========    =========   ========
Total Return................................                    0.85%(a)    4.18%        5.02%       3.48%       1.44%       0.91%
Ratios/Supplemental Data
Net assets, end of period (000's)...........                $  647,906   $ 544,746    $ 590,254   $ 829,714   $ 484,434   $ 466,041
Ratios to average net assets:
   Expenses (net of fees waived)(b).........                    0.20%(c)    0.20%        0.20%       0.20%       0.20%       0.20%
   Net investment income....................                    1.67%(c)    4.17%        4.89%       3.51%       1.45%       0.90%
   Management and Administration fees waived                    0.02%(c)    0.03%        0.03%       0.05%       0.03%       0.04%
   Expense offsets..........................                    0.00%(c)    0.00%        0.00%       0.00%       0.00%       0.00%

                                                                                       For the Years Ended March 31,
Institutional Service shares                            Six Months Ended --------------------------------------------------------
------------------------------                         September 30, 2008  2008         2007        2006         2005       2004
Per Share Operating Performance:                          (Unaudited)    --------      -------     -------      -------    -------
(for a share outstanding throughout the period)            ----------
Net asset value, beginning of period........                $   1.00     $  1.00      $ 1.00      $  1.00     $  1.00     $  1.00
                                                            ---------    --------     --------    --------    ---------   --------
Income from investment operations:
   Net investment income....................                    0.007       0.039       0.047        0.032       0.012       0.007
   Net realized and unrealized gain(loss)  on investments        --          --          --          0.000       0.000       0.000
                                                            ---------    --------     --------    --------    ---------   --------
   Total from investment operations.........                    0.007       0.039       0.047        0.032       0.012       0.007
Less distributions from:
   Dividends from net investment income.....                   (0.007)     (0.039)     (0.047)      (0.032)     (0.012)     (0.007)
   Net realized gain(loss) on investment....                     --          --          --         (0.000)     (0.000)     (0.000)
                                                            ---------    --------     --------    --------    ---------   --------
   Total Distributions......................                   (0.007)     (0.039)     (0.047)      (0.032)     (0.012)     (0.007)
                                                            ---------    --------     --------    --------    ---------   --------
Net asset value, end of period..............                 $  1.00     $  1.00     $  1.00      $  1.00     $  1.00     $  1.00
                                                            =========    ========     ========    ========    =========   ========
Total Return................................                    0.72%(a)    3.92%       4.76%        3.22%       1.19%       0.66%
Ratios/Supplemental Data
Net assets, end of period (000's)...........                 $ 244,688   $ 331,209   $ 248,962    $ 304,168   $ 236,621   $ 261,931
Ratios to average net assets:
   Expenses (net of fees waived) (b)........                    0.45%(c)    0.45%       0.45%        0.45%       0.45%       0.45%
   Net investment income....................                    1.44%(c)    3.76%       4.65%        3.17%       1.18%       0.66%
   Management and administration fees waived                    0.02%(c)    0.03%       0.03%        0.05%       0.03%       0.04%
   Expense offsets..........................                    0.00%(c)    0.00%       0.00%        0.00%       0.00%       0.00%

  (a) Unannualized
  (b) Includes expense offsets, if applicable.
  (c) Annualized


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                         Six Month Ended                       Commencement of Operations
Investor shares                                        September 30, 2008        Year Ended     February 21, 2007 through
--------------                                             (Unaudited)         March 31, 2008        March 31, 2007
Per Share Operating Performance:                           -----------         --------------        --------------
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $   1.00              $   1.00               $   1.00
                                                            ---------             ---------              ---------
Income from investment operations:
   Net investment income...............................         0.006                 0.037                  0.005
   Net realized and unrealized gain(loss)  on investments        --                    --                     --
                                                            ---------             ---------              ---------
   Total from investment operations....................         0.006                 0.037                  0.005
Less distributions from:
   Dividends from net investment income................        (0.006)               (0.037)                (0.005)
   Net realized gain on investments....................         --                    --                      --
                                                            ---------             ---------              ---------
   Total Distributions.................................        (0.006)               (0.037)                (0.005)
                                                            ---------             ---------              ---------
Net asset value, end of period.........................     $   1.00              $   1.00               $   1.00
                                                            =========             =========              =========
Total Return...........................................         0.63%(a)              3.73%                  0.50%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $ 266,029             $ 270,279              $ 134,911
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         0.63%(c)              0.63%                  0.63%(c)
   Net investment income...............................         1.26%(c)              3.51%                  4.62%(c)
   Administration fees waived..........................         0.02%(c)              0.03%                  0.03%(c)
   Distribution fees waived............................         0.05%(c)              0.05%                  0.05%(c)
   Expense offsets.....................................         0.00%(c)              0.00%                  0.00%(c)

                                                         Six Month Ended                       Commencement of Operations
Short Term Income Shares                               September 30, 2008        Year Ended     November  2, 2006 through
------------------------                                   (Unaudited)         March 31, 2008        March 31, 2007
Per Share Operating Performance:                           -----------         --------------        --------------
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $   1.00              $   1.00               $   1.00
                                                            ---------             ---------              ---------
Income from investment operations:
   Net investment income...............................         0.005                 0.034                  0.018
   Net realized and unrealized gain(loss)  on investments         --                   --                     --
                                                            ---------             ---------              ---------
   Total from investment operations....................         0.005                 0.034                  0.018
Less distributions from:
   Dividends from net investment income................        (0.005)               (0.034)                (0.018)
   Net realized gain on investments....................          --                    --                     --
                                                            ---------             ---------              ---------
   Total Distributions.................................        (0.005)               (0.034)                (0.018)
                                                            ---------             ---------              ---------
Net asset value, end of period.........................     $   1.00              $   1.00               $   1.00
                                                            =========             =========              =========
Total Return...........................................         0.50%(a)              3.46%                  1.80%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $ 174,667             $ 174,840              $  22,663
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         0.89%(c)              0.90%                  0.90%(c)
   Net investment income...............................         1.00%(c)              3.03%                  4.32%(c)
   Administration fees waived..........................         0.02%(c)              0.03%                  0.03%(c)
   Distribution fees waived............................         0.04%(c)              0.03%                  0.03%(c)
   Expense offsets.....................................         0.00%(c)              0.00%                  0.00%(c)

  (a) Unannualized
  (b) Includes expense offsets, if applicable.
  (c) Annualized

>
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
(UNAUDITED)

================================================================================

                                                         Six Month Ended                       Commencement of Operations
Retail Shares                                          September 30, 2008        Year Ended     December 12, 2006 through
-------------                                              (Unaudited)         March 31, 2008        March 31, 2007
Per Share Operating Performance:                           -----------         --------------        --------------
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $   1.00              $   1.00               $  1.00
                                                            ---------             ---------              --------
Income from investment operations:
   Net investment income...............................         0.004                 0.033                 0.013
   Net realized and unrealized gain(loss)  on investments        --                    --                    --
                                                            ---------             ---------              --------
   Total from investment operations....................         0.004                 0.033                 0.013
Less distributions from:
   Dividends from net investment income................        (0.004)               (0.033)               (0.013)
   Net realized gain on investments....................          --                    --                    --
                                                            ---------             ---------              --------
   Total Distributions.................................        (0.004)               (0.033)               (0.013)
                                                            ---------             ---------              --------
Net asset value, end of period.........................     $   1.00              $   1.00               $  1.00
                                                            =========             =========              ========
Total Return...........................................         0.45%(a)              3.36%                 1.28%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $  16,676              $ 20,976              $    371
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         0.99%(c)              0.99%                 1.00%(c)
   Net investment income...............................         0.90%(c)              1.90%                 4.22%(c)
   Administration fees waived..........................         0.02%(c)              0.03%                 0.03%(c)
   Distribution fees waived............................         0.14%(c)              0.14%                 0.10%(c)
   Transfer Agency Account fees waived.................          --                    --                   0.03%(c)
   Expense offsets.....................................         0.00%(c)              0.00%                 0.00%(c)


                                                                                       For the Years Ended March 31,
Pinnacle shares                                         Six Month Ended --------------------------------------------------------
---------------                                       September 30, 2008   2008         2007        2006         2005       2004
Per Share Operating Performance:                          (Unaudited)    -------      -------     -------      -------    -------
(for a share outstanding throughout the period)            ----------
Net asset value, beginning of period........                $   1.00     $  1.00      $  1.00     $  1.00     $  1.00     $  1.00
                                                            ---------    --------     --------    --------    --------    --------
Income from investment operations:
   Net investment income....................                    0.008       0.041        0.049       0.034       0.014       0.009
   Net realized and unrealized gain(loss) on investments         --          --           --         0.000       0.000       0.000
                                                            ---------    --------     --------    --------    --------    --------
   Total from investment operations.........                    0.008       0.041        0.049       0.034       0.014       0.009
Less distributions from:
   Dividends from net investment income.....                   (0.008)     (0.041)      (0.049)     (0.034)     (0.014)     (0.009)
   Net realized gain(loss) on investment....                     --          --           --        (0.000)     (0.000)      0.000
                                                            ---------    --------     --------    --------    --------    --------
   Total Distributions......................                   (0.008)     (0.041)      (0.049)     (0.034)     (0.014)     (0.009)
                                                            ---------    --------     --------    --------    --------    --------
Net asset value, end of period..............                $   1.00     $  1.00      $  1.00     $  1.00     $  1.00     $  1.00
                                                            =========    ========     ========    ========    ========    ========
Total Return................................                    0.85%(a)    4.18%        5.02%       3.48%       1.44%       0.91%
Ratios/Supplemental Data
Net assets, end of period (000's)...........                 $  99,308   $  70,632    $  39,628   $  28,505   $  39,809   $  29,252
Ratios to average net assets:
   Expenses (net of fees waived) (b)........                    0.20%(c)    0.20%        0.20%       0.20%       0.20%       0.20%
   Net investment income....................                    1.67%(c)    3.89%        4.93%       3.51%       1.45%       0.90%
   Management and administration fees waived                    0.02%(c)    0.03%        0.03%       0.05%       0.03%       0.04%
   Expense offsets..........................                    0.00%(c)    0.00%        0.00%       0.00%       0.00%       0.00%

  (a) Unannualized
  (b) Includes expense offsets, if applicable.
  (c) Annualized

>
The accompanying notes are an integral part of these financial statements.

                                          [THIS PAGE INTENTIONALLY LEFT BLANK.]

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================
As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008 through September 30, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

----------------------------------------------------------------------------------------------------------------------------
      Institutional Class Shares         Beginning Account     Ending Account Value     Expenses Paid         Annualized
       ("Institutional Shares")           Value 04/01/08             09/30/08         During the Period*    Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00               $1,010.00               $1.26             0.25%
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00               $1,023.82               $1.27             0.25%
  expenses)
----------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

  Institutional Service Class Shares     Beginning Account     Ending Account Value     Expenses Paid        Annualized
   ("Institutional Service Shares")       Value 04/01/08             09/30/08         During the Period*   Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00               $1,009.00               $2.27             0.45%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00               $1,022.81               $2.28             0.45%
  expenses)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

         Retail Class Shares             Beginning Account     Ending Account Value     Expenses Paid        Annualized
          ("Retail Shares")               Value 04/01/08             09/30/08         During the Period*   Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00               $1,006.30               $5.03             1.00%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00               $1,020.05               $5.06             1.00%
  expenses)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

 Advantage Government Liquidity Fund     Beginning Account     Ending Account Value  Expenses Paid During    Annualized
         ("Advantage Shares")             Value 04/01/08             09/30/08             the Period*      Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00               $1,006.20               $5.13             1.02%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00               $1,019.95               $5.16             1.02%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

*    Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (April 1,
     2008 through September 30, 2008), multiplied by 183/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

      Face                                                                            Maturity        Interest        Value
     Amount                                                                             Date            Rate         (Note 1)
     ------                                                                             ----            ----         --------
Loan Participations (3.84%)
------------------------------------------------------------------------------------------------------------------------------------
$     15,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent(1)  11/17/08           2.87%    $  15,000,000
      35,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent(1)  12/23/08           3.22        35,000,000
----------------                                                                                                --------------
      50,000,000  Total Loan Participations                                                                         50,000,000
----------------                                                                                                --------------
Repurchase Agreements (48.81%)
------------------------------------------------------------------------------------------------------------------------------------
$    274,000,000  Bank of America Securities, LLC, purchased on 09/30/08, repurchase proceeds at maturity $274,005,708 (Collateralized by $272,327,741
                  GNMA, 5.50% to 6.50%, due 06/15/38 to 09/20/38, value
                  $279,480,001)                                                      10/01/08           0.75%    $ 274,000,000
     162,000,000  Merrill Lynch Pierce Fenner & Smith Co., purchased on 09/30/08, repurchase proceeds at maturity $162,000,900 (Collateralized by
                  $320,302,123, GNMA, 4.50% to 7.00%, due 10/15/14 to 08/20/38,
                  value $165,241,514)                                                10/01/08           0.20       162,000,000
     199,000,000  UBS Securities, LLC, purchased on 09/30/08, repurchase proceeds at maturity $199,006,081 (Collateralized by $372,451,000, RFIN,
                  0.00%, due 04/15/18 to 04/15/30, value $202,981,376)               10/01/08           1.10       199,000,000
----------------                                                                                                --------------
     635,000,000  Total Repurchase Agreements                                                                      635,000,000
----------------                                                                                                --------------
U.S. Government Agency Discount Notes (18.73%)
------------------------------------------------------------------------------------------------------------------------------------
$     23,600,000  Federal Farm Credit Bank                                           08/25/09           2.85%    $  23,600,000
      50,000,000  Federal Home Loan Bank                                             10/03/08           1.75        49,995,139
      20,000,000  Federal Home Loan Bank                                             01/15/09           2.61        19,848,655
      25,000,000  Federal Home Loan Bank                                             01/16/09           2.64        24,806,806
      19,685,000  Federal Home Loan Bank                                             05/27/09           2.44        19,349,239
      30,000,000  Federal Home Loan Mortgage Corporation                             11/28/08           2.61        29,874,817
      20,000,000  Federal Home Loan Mortgage Corporation                             01/05/09           2.15        19,886,933
      56,625,000  Federal National Mortgage Association                              11/28/08           2.60        56,389,183
----------------                                                                                                --------------
     244,910,000  Total U.S. Government Agency Discount Notes                                                      243,750,772
----------------                                                                                                --------------
U.S. Government Agency Medium Term Notes (25.98%)
------------------------------------------------------------------------------------------------------------------------------------
$     20,000,000  Federal Agricultural Mortgage Corporation                          04/01/09           2.50%    $  20,000,000
      10,000,000  Federal Agricultural Mortgage Corporation                          07/27/09           2.84        10,000,000
      10,000,000  Federal Agricultural Mortgage Corporation                          09/24/09           2.85        10,000,000
      20,000,000  Federal Home Loan Bank                                             10/17/08           1.28        20,000,000
      50,000,000  Federal Home Loan Bank                                             02/02/09           1.65        50,000,000
      20,000,000  Federal Home Loan Bank                                             04/01/09           2.32        20,000,000
      40,000,000  Federal Home Loan Bank                                             04/07/09           2.45        40,000,000
      27,000,000  Federal Home Loan Bank                                             04/14/09           2.25        27,000,000
      20,000,000  Federal Home Loan Bank                                             05/06/09           2.67        20,000,000
      10,000,000  Federal Home Loan Bank                                             05/07/09           2.44        10,006,510
      50,000,000  Federal Home Loan Bank                                             06/10/09           1.42        50,000,000
      25,000,000  Federal Home Loan Bank                                             06/10/09           1.51        25,000,000
      25,000,000  Federal Home Loan Bank                                             06/10/09           1.83        25,000,000
      11,000,000  Federal Home Loan Bank                                             06/25/09           3.15        11,000,000
----------------                                                                                                --------------
     338,000,000  Total U.S. Government Agency Medium Term Notes                                                   338,006,510
----------------                                                                                                --------------
                  Total Investments (97.36%) (Cost $1,266,757,282+)                                              1,266,757,282
                  Cash and other assets, net of liabilities (2.64%)                                                 34,319,958
                                                                                                                --------------
                  Net Assets (100.00%)                                                                          $1,301,077,240
                                                                                                                ==============
                  + Aggregate cost for federal income tax purposes is identical.

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================


FOOTNOTES:
1) Security is considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of securities considered illiquid at the time of this statement represented 3.20% of the Portfolio's net assets.

KEY:
      GNMA     =   Government National Mortgage Association
      RFIN     =   Resolution Funding Corporation Strip Interest

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:

------------------------------------- --------------------------- -----------------------
       Securities Maturing in                   Value                 % of Portfolio
------------------------------------- --------------------------- -----------------------
Less than 30 Days                             $ 894,995,139                 70.65%
31 through 60 Days                              121,263,999                  9.57
61 through 90 Days                               45,000,000                  3.55
91 through 120 Days                              64,542,394                  5.10
121 through 180 Days                               --                        --
Over 180 Days                                   140,955,750                 11.13
------------------------------------- --------------------------- -----------------------
Total                                        $1,266,757,282                100.00%
------------------------------------- --------------------------- -----------------------





























The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $      631,757,282
  Repurchase agreements.............................................................             635,000,000
  Cash..............................................................................              32,686,038
  Due from transfer agent (Note 2)..................................................                 281,213
  Accrued interest receivable.......................................................               2,259,334
  Prepaid expenses..................................................................                   4,186
  Other receivable..................................................................                      99
                                                                                          ------------------
         Total assets...............................................................           1,301,988,152
                                                                                          ------------------
LIABILITIES
  Payable to affiliates (Note 2)....................................................                 403,566
  Accrued expenses..................................................................                 186,086
  Dividends payable.................................................................                 321,260
                                                                                          ------------------
         Total liabilities..........................................................                 910,912
                                                                                          ------------------
  Net assets........................................................................      $    1,301,077,240
                                                                                          ==================
SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 5)...........................      $    1,301,114,183
  Undistributed net investment income...............................................                  42,484
  Accumulated net realized loss.....................................................                 (79,427)
                                                                                          ------------------
  Net assets........................................................................      $    1,301,077,240
                                                                                          ==================

Net asset value, per share (Note 5):
Class Name                                          Net Assets         Shares Outstanding         Net Asset Value
Institutional Shares........................            $10,577                 10,578                 $1.00
Institutional Service Shares................           $173,092                173,102                 $1.00
Retail Shares...............................       $198,941,315            198,953,460                 $1.00
Advantage Shares............................     $1,101,952,256          1,102,019,527                 $1.00















The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

INVESTMENT INCOME
Income:
    Interest........................................................................    $       11,717,116
                                                                                        ------------------
 Expenses: (Note 2)
    Investment management fee.......................................................               627,872
    Administration fee..............................................................               261,613
    Shareholder servicing fee (Institutional Service Shares)........................                   398
    Shareholder servicing fee (Retail Shares).......................................               184,022
    Shareholder servicing fee (Advantage Shares)....................................             1,123,634
    Distribution fee (Retail Shares)................................................               478,458
    Distribution fee (Advantage Shares).............................................             3,370,900
    Custodian expenses..............................................................                27,500
    Shareholder servicing and related shareholder expenses+.........................                61,307
    Legal, compliance and filing fees...............................................               134,558
    Audit and accounting............................................................                94,168
    Trustees' fees and expenses.....................................................                29,172
    Other...........................................................................                 4,073
                                                                                        ------------------
    Total expenses..................................................................             6,397,675
                Less:   Fees waived.................................................            (1,076,431)
                                                                                        ------------------
    Net expenses....................................................................             5,321,244
                                                                                        ------------------
    Net investment income...........................................................             6,395,872

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.............................................               (12,623)
                                                                                        ------------------
Increase in net assets from operations..............................................    $        6,383,249
                                                                                        ==================

+  Includes class specific transfer agency expenses of $0, $23, and $36,818 for the Institutional, Institutional
   Service, and Retail Shares respectively.


























 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================

                                                                                       Six Months Ended                Year
                                                                                      September 30, 2008               Ended
                                                                                          (Unaudited)             March 31, 2008
                                                                                          -----------             --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.......................................................     $     6,395,872             $     15,087,433
    Net realized gain (loss) on investments.....................................             (12,623)                     (54,070)
                                                                                     ---------------             ----------------
    Increase in net assets from operations......................................           6,383,249                   15,033,363

Dividends to shareholders from net investment income:
    Institutional Shares .......................................................                (105)                        (455)
    Institutional Service Shares ...............................................              (2,898)                     (10,130)
    Retail Shares...............................................................            (914,858)                  (3,686,594)
    Advantage Shares............................................................          (5,478,011)                 (11,390,254)
                                                                                     ---------------             ----------------
         Total dividends to shareholders........................................          (6,395,872)                 (15,087,433)
                                                                                     ---------------             ----------------
Distributions to shareholders from realized gains on investments:
    Institutional Shares........................................................              -0-                          -0-
    Institutional Service Shares................................................              -0-                          -0-
    Retail Shares...............................................................              -0-                          -0-
    Advantage Shares............................................................              -0-                          -0-
                                                                                     ---------------             ----------------
         Total distributions to shareholders....................................              -0-                          -0-
                                                                                     ---------------             ----------------
Capital share transactions (Note 5):
    Institutional Shares........................................................                 105                          473
    Institutional Service Shares................................................            (162,627)                     325,729
    Retail Shares...............................................................          39,671,525                   46,204,413
    Advantage Shares............................................................         439,586,975                  468,605,201
    Net asset value of shares issued in connection with merger of Cortland
    Government into Retail Shares...............................................              -0-                      56,013,618
                                                                                     ---------------             ----------------
          Total capital share transactions......................................         479,095,978                  571,149,434
                                                                                     ---------------             ----------------
    Total increase .............................................................         479,083,355                  571,095,364

Net assets:
    Beginning of period.........................................................         821,993,885                  250,898,521
                                                                                     ---------------             ----------------
    End of period...............................................................     $ 1,301,077,240             $    821,993,885
                                                                                     ===============             ================
Undistributed net investment income.............................................     $        42,484             $         42,484
                                                                                     ===============             ================














 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
FINANCIAL HIGHLIGHTS
(UNAUDITED)

================================================================================

                                                        Six Months Ended                         Commencement of Operations
                                                       September 30, 2008        Year Ended       October 30, 2006 through
Institutional shares                                       (Unaudited)         March 31, 2008          March 31, 2007
--------------------                                       -----------         --------------          --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $  1.00              $   1.00                 $  1.00
                                                            --------             ---------                ---------
Income from investment operations:
   Net investment income...............................        0.010                 0.045                   0.009
   Net realized and unrealized gain(loss)  on investments     (0.000)               (0.000)                  0.000
                                                            --------             ---------                ---------
   Total from investment operations....................        0.010                 0.045                   0.009
Less distributions from:
   Dividends from net investment income................       (0.010)               (0.045)                 (0.009)
   Net realized gain on investments....................         --                    --                      --
                                                            --------             ---------                ---------
   Total Distributions.................................       (0.010)               (0.045)                 (0.009)
                                                            --------             ---------                ---------
Net asset value, end of period.........................     $  1.00              $   1.00                 $  1.00
                                                            ========             =========                =========
Total Return...........................................        1.00%(a)              4.54%                   0.88%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $     11             $      10                $     10
Ratios to average net assets:
   Expenses (net of fees waived).......................        0.25%(b)              0.21%                   0.20%(b)
   Net investment income...............................        1.99%(b)              4.44%                   5.10%(b)
   Management and administration fees waived...........        0.05%(b)              0.09%                   0.16%(b)
   Transfer Agency Account fees waived.................        0.02%(b)               --                      --

                                                        Six Months Ended                         Commencement of Operations
                                                       September 30, 2008        Year Ended        March 19, 2007 through
Institutional Service shares                               (Unaudited)         March 31, 2008          March 31, 2007
----------------------------                               -----------         --------------          --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $  1.00              $   1.00                 $  1.00
                                                            --------              --------                --------
Income from investment operations:
   Net investment income...............................        0.009                 0.042                   0.002
   Net realized and unrealized gain(loss)  on investments     (0.000)               (0.000)                  0.000
                                                            --------              --------                --------
   Total from investment operations....................        0.009                 0.042                   0.002
Less distributions from:
   Dividends from net investment income................       (0.009)               (0.042)                 (0.002)
   Net realized gain on investments....................         --                    --                      --
                                                            --------              --------                --------
   Total Distributions.................................       (0.009)               (0.042)                 (0.002)
                                                            --------              --------                --------
Net asset value, end of period.........................     $  1.00              $   1.00                 $  1.00
                                                            ========              ========                ========
Total Return...........................................        0.90%(a)              4.31%                   0.17%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $    173             $     336                $     10
Ratios to average net assets:
   Expenses (net of fees waived).......................        0.45%(b)              0.45%                   0.45%(b)
   Net investment income...............................        1.82%(b)              3.82%                   4.85%(b)
   Management and administration fees waived...........        0.05%(b)              0.09%                   0.16%(b)


(a)Unannualized
(b)Annualized

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                        Six Months Ended                         Commencement of Operations
                                                       September 30, 2008        Year Ended       December 12, 2006 through
Retail shares                                              (Unaudited)         March 31, 2008          March 31, 2007
--------------------                                       -----------         --------------          --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................    $   1.00              $   1.00                 $  1.00
                                                           ---------             ---------                --------
Income from investment operations:
   Net investment income...............................        0.006                 0.037                   0.013
   Net realized and unrealized gain(loss)  on investments     (0.000)               (0.000)                  0.000
                                                           ---------             ---------                --------
   Total from investment operations....................        0.006                 0.037                   0.013
Less distributions from:
   Dividends from net investment income................       (0.006)               (0.037)                 (0.013)
   Net realized gain on investments....................         --                    --                    (0.000)
                                                           ---------             ---------                --------
   Total Distributions.................................       (0.006)               (0.037)                 (0.013)
                                                           ---------             ---------                --------
Net asset value, end of period.........................    $   1.00              $   1.00                 $  1.00
                                                           =========             =========                ========
Total Return...........................................        0.63%(a)              3.73%                   1.30%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................    $  198,941            $  159,269               $  57,051
Ratios to average net assets:
   Expenses (net of fees waived).......................        1.00%(b)              1.00%                   1.00%(b)
   Net investment income...............................        1.24%(b)              3.38%                   4.29%(b)
   Management and administration fees waived...........        0.05%(b)              0.09%                   0.16%(b)
   Distribution fees waived............................        0.13%(b)              0.13%                   0.10%(b)
   Transfer Agency Account fees waived.................         --                    --                     0.03%(b)

                                                        Six Months Ended                         Commencement of Operations
                                                       September 30, 2008        Year Ended       November 2, 2006 through
Advantage shares                                           (Unaudited)         March 31, 2008          March 31, 2007
--------------------                                       -----------         --------------          --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................    $   1.00              $   1.00                 $  1.00
                                                           ---------             ---------                ---------
Income from investment operations:
   Net investment income...............................        0.006                 0.036                   0.018
   Net realized and unrealized gain(loss)  on investments     (0.000)               (0.000)                  0.000
                                                           ---------             ---------                --------
   Total from investment operations....................        0.006                 0.036                   0.018
Less distributions from:
   Dividends from net investment income................       (0.006)               (0.036)                 (0.018)
   Net realized gain on investments....................         --                    --                    (0.000)
                                                           ---------             ---------                --------
   Total Distributions.................................       (0.006)               (0.036)                 (0.018)
                                                           ---------             ---------                --------
Net asset value, end of period.........................    $   1.00              $   1.00                 $  1.00
                                                           =========             =========                ========
Total Return...........................................        0.62%(a)              3.71%                   1.77%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................    $ 1,101,952           $  662,379               $ 193,827
Ratios to average net assets:
   Expenses (net of fees waived).......................        1.02%(b)              1.02%                   1.02%(b)
   Net investment income...............................        1.22%(b)              3.37%                   4.26%(b)
   Management and administration fees waived...........        0.05%(b)              0.09%                   0.16%(b)
   Distribution fees waived............................        0.16%(b)              0.16%                   0.16%(b)

(a)Unannualized
(b)Annualized

The accompanying notes are an integral part of these financial statements.

                          [THIS PAGE INTENTIONALLY LEFT BLANK.]

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008 through September 30, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

---------------------------------------------------------------------------------------------------------------------------

       Institutional Class Shares          Beginning Account    Ending Account Value    Expenses Paid        Annualized
        ("Institutional Shares")            Value 04/01/08            09/30/08        During the Period*   Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,011.20              $1.01             0.20%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00              $1,024.07              $1.01             0.20%
  expenses)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

   Institutional Service Class Shares      Beginning Account    Ending Account Value     Expenses Paid       Annualized
    ("Institutional Service Shares")        Value 04/01/08            09/30/08         During the Period*  Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,010.00              $2.27             0.45%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00              $1,022.81              $2.28             0.45%
  expenses)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

 Short Term Income Shares Class Shares     Beginning Account    Ending Account Value    Expenses Paid        Annualized
      ("Short Term Income Shares")          Value 04/01/08            09/30/08        During the Period*   Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,008.40              $3.83             0.76%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00              $1,021.26              $3.85             0.76%
  expenses)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

          Retail Class Shares              Beginning Account    Ending Account Value    Expenses Paid        Annualized
            ("Retail Shares")               Value 04/01/08            09/30/08        During the Period*   Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,007.20              $5.03             1.00%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00              $1,020.05              $5.06             1.00%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
EXPENSE CHART (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

---------------------------------------------------------------------------------------------------------------------------
   Advantage Municipal Liquidity Fund      Beginning Account    Ending Account Value     Expenses Paid       Annualized
          ("Advantage Shares")              Value 04/01/08            09/30/08         During the Period*  Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,007.10              $5.13             1.02%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00              $1,019.95              $5.16             1.02%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

*   Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period
    (April 1, 2008 through September 30, 2008), multiplied by 183/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Put Bonds (2) (2.33%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,515,000  Oakland County, MI EDC RB (Orchard - Maple Project) (3) (4)
              LOC LaSalle National Bank, N.A.                                   11/15/08     2.95%   $ 1,515,000
   5,910,000  Three Rivers Solid Waste Authority, SC
              Solid Waste Disposal Facilities COPs Series 2007A (4)
              LOC US Bank, N.A.                                                 10/01/08     2.75      5,910,000             A-1+
   1,995,000  MERLOTs Series 2002 A 29 Relating to Washington State HFC
              Single Family Program Refunding Bonds 2002 Series 3A-R (4)
              Guaranteed by GNMA/ FNMA                                          02/11/09     1.50      1,995,000   VMIG-1
------------                                                                                        ------------
   9,420,000  Total Put Bonds                                                                          9,420,000
------------                                                                                        ------------

Tax Exempt Commercial Paper (7.59%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  City of St. Louis, MO Airport RN
              (Lambert - St. Louis International Airport) 2004 Program
              LOC JPMorgan Chase Bank, N.A.                                     11/06/08     1.78%   $ 1,000,000     P-1     A-1+
   3,700,000  City of San Antonio, TX WaterSystem - Series A                    11/06/08     1.58      3,700,000     P-1     A-1+
   5,000,000  New Jersey EDA Exempt Facility RB (Keystone-1992 Project) (4)
              LOC BNP Paribas                                                   10/08/08     1.60      5,000,000   VMIG-1    A-1+
   2,000,000  New Jersey EDA Exempt Facility RB (Keystone-1992 Project) (4)
              LOC BNP Paribas                                                   10/08/08     1.53      2,000,000   VMIG-1    A-1+
   4,000,000  Oklahoma City, OK Water Utilities Trust - Series A
              LOC State Street Bank & Trust Company                             10/02/08     1.50      4,000,000     P-1     A-1+
   5,000,000  Pendleton County, KY Municipal Multi-County Lease RB
              (Kentucky Association of Counties Leasing Trust Program)
              LOC JPMorgan Chase Bank, N.A.                                     12/04/08     1.65      5,000,000     P-1     A-1+
  10,000,000  Washington D.C Metropolitan Area Transit Authority - Series A
              LOC Wachovia Bank, N.A.                                           11/06/08     1.60     10,000,000     P-1     A-1+
------------                                                                                        ------------
  30,700,000  Total Tax-Exempt Commercial Paper                                                       30,700,000
------------                                                                                        ------------
Tax Exempt General Obligation Notes & Bonds (15.26%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,715,000  Clark County, OH BAN (3)                                          06/10/09     2.00%   $ 1,717,901
   2,455,000  Concord Metropolitan District, Douglas County, CO
              GO Refunding & Improvement Bonds - Series 2004
              LOC Wells Fargo Bank                                              12/01/08     3.50      2,455,000             A-1+
   2,000,000  Cooperstown Central School District, Otsego County, NY BAN        07/31/09     2.05      2,011,373
   1,099,400  Des Plaines Park District, IL (3)                                 12/15/08     2.50      1,100,952
   9,800,000  D.C. Everest Area School District, WI TRAN                        09/09/09     2.20      9,838,096             A-1
   5,000,000  Elkhorn Area School District, WI TRAN  (3)                        08/21/09     2.15      5,015,204
   1,500,000  Lake Mills Area School District , WI TRAN  (3)                    09/04/09     2.25      1,503,384
   3,685,000  Lowell Area Schools, Counties of Kent and Ionia, MI
              GO Refunding Bonds - Series 2008 (3)                              05/01/09     2.60      3,714,276
   1,240,000  Marion County, OH ( Legacy Crossing Improvement)
              BAN - Series 2008(3)                                              04/29/09     1.80      1,243,148
   7,200,000  Middleton-Cross Plains Area School District, WI TRAN (3)          09/18/09     2.50      7,216,896

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,815,000  Muskingum County, OH (Bartlett Run Sanitary Sewer Improvement)
              BAN - Series 2008 (3)                                             01/15/09     2.93%   $ 2,819,509
   1,740,000  Plymonth Joint School District, WI TRAN (3)                       09/30/09     2.40      1,750,151
   1,750,000  School District of Bloomer, WI TRAN (3)                           09/29/09     2.20      1,755,092
     900,000  School District of Cadott Community, WI TRAN (3)                  09/30/09     2.35        901,307
   1,290,000  School District of Glenwood City, WI TRAN (3)                     09/23/09     2.35      1,292,469
   1,775,000  School District of New Lisbon, WI TRAN (3)                        10/15/09     2.29      1,776,969
   1,150,000  School District of Prentice, WI TRAN (3)                          09/17/09     2.20      1,153,245
   2,600,000  School District of Three Lakes, WI TRAN (3)                       08/20/09     2.24      2,602,484
   1,800,000  Valders Area School District, Manitowac County, WI TRAN (3)       09/25/09     2.80      1,803,437
  10,000,000  Will & Kendall Counties, Plainfield, IL Community Consolidated
              School District No. 202                                           10/01/08     1.50     10,000,000            SP-1+
------------                                                                                        ------------
  61,514,400  Total Tax Exempt General Obligation Notes & Bonds                                       61,670,893
------------                                                                                        ------------

Variable Rate Demand Instruments (68.28%) (5)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000  Adams County, PA IDA IDRB (Say Plastic Inc. Project) - Series 2007A
              LOC Wachovia Bank, N.A.                                           08/01/32     7.70%   $ 2,000,000     P-1     A-1+
   3,000,000  Alachua County, Florida IDRB (Oak Hall Private School, Inc. Project)
              - Series 2007
              LOC Suntrust Bank                                                 07/01/31     7.95      3,000,000   VMIG-1
   5,000,000  BB & T Municipal Trust Floater Certificates - Series 1009 Relating to
              Custody Receipts, Series 2008-17, Yadkin County, NC
              LOC Branch Banking And Trust Company                              03/01/24     3.71      5,000,000   VMIG-1
   2,000,000  BB & T Municipal Trust Floater Certificates - Series 2057 Relating to
              Custody Receipts, Series 2008-15, Miami-Dade County, FL Miami
              International Airport Aviation RB, Series 2007A  (4)
              LOC Branch Banking And Trust Company                              10/01/37     4.70      2,000,000   VMIG-1
   2,455,000  BB & T Municipal Trust Floater Certificates - Series 2006 Relating to
              Puerto Rico Electric Power Authority, Power Revenue Refunding
              Bonds - Series VV
              LOC Branch Banking And Trust Company                              07/01/32     4.14      2,455,000   VMIG-1
     475,000  Beaver County, PA IDA PCRB
              (First Energy Generation Corp.) - Series 2006B
              LOC Royal Bank of Scotland, N.A.                                  12/01/41     8.25        475,000   VMIG-1    A-1+
   4,000,000  Brevard County, FL IDRRB
              (Pivotal Utility Holdings, Inc. Project) - Series 2005 (4)
              LOC Wells Fargo Bank, N.A.                                        10/01/24     8.05      4,000,000   VMIG-1
   1,050,000  Broward County, FL HFA
              (Sailboat Bend Artist Lofts Project) - Series 2006  (4)
              LOC Citibank, N.A.                                                04/15/38     9.00      1,050,000             A-1+
   1,880,000  Calcasieu Parish Public Trust Authority Gulf Opportunity Zone RB
              (Delta Equine Center LLC Project) - Series 2007 (3) (4)
              LOC Branch Banking And Trust Company                              01/01/32     8.25      1,880,000


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                      Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Variable Rate Demand Instruments (Continued) (5)
------------------------------------------------------------------------------------------------------------------------------------
$  2,500,000  Capital Trust Agency, FL Air Cargo RB
              (Aero Miami FX, LLC Project), Series 2004A (4)
              LOC JPMorgan Chase Bank, N.A.                                     08/01/34     8.20%   $ 2,500,000             A-1+
   9,115,000  Citigroup Global Markets ROCs Trust II-R Series 11208 Sabine
              Neches, TX HFC Single Family Mortgage RB Series 2006 (4)          12/01/39     6.44      9,115,000   VMIG-1
   2,315,000  Citigroup Global Markets ROCs Trust II-R Series 12211
              (State of Florida, Full Faith and Credit, State Board of Education,
              Public Education Capital Outlay Bonds, 2003 Series B)             06/01/33     8.27      2,315,000             A-1+
   5,605,000  City of Chicago, IL MHRB (Sankofa House Project) - Series 2007B (4)
              LOC Harris Trust                                                  12/01/08     7.50      5,605,000   VMIG-1
     400,000  City of Cohasset, MN RB
              (Minnesota Power & Light Company Project) - Series 1997A
              LOC LaSalle National Bank, N.A.                                   06/01/20     7.25        400,000             A-1+
   1,285,000  City of Demopolis, AL Industrial Development Board Gulf Opportunity
              Zone Bonds (Jackson Paper Company, Inc. Project)
              LOC Compass Bank                                                  08/01/22     8.60      1,285,000     P-1     A-1
   5,135,000  City of Milwaukee, WI IDRB
              (Midwest Express Airlines, Inc. Project) - Series 1998 (3) (4)
              LOC US Bank, N.A.                                                 08/01/30     8.77      5,135,000
   1,790,000  Cleveland - Cuyahoga County, OH Port Authority Refunding RB
              (CBT Project) - Series 2007
              LOC Charter One Bank                                              06/01/31     8.66      1,790,000     P-1     A-1+
   4,638,140  Clipper Tax Exempt  Certificates Trust  Series
              - (Oklahoma Single Family Housing) 2004-3  (4)                    02/01/10     7.91      4,638,140   VMIG-1
   3,000,000  Colorado HFA Solid Waste Disposal RB
              (Waste Management, Inc. Project) - Series 2003 (4)
              LOC Wachovia Bank, N.A.                                           08/01/38     7.50      3,000,000             A-1+
   2,000,000  County of Henry, OH Improvement RB, Series 2006
              (Henry County Hospital, Inc Project)
              LOC Key Bank, N.A                                                 03/01/31     8.00      2,000,000     P-1     A-1
   1,645,000  County of Prince William, VA IDA IDRB
              (Mediatech, Inc. Project) - Series 2007 (4)
              LOC Branch Banking And Trust Company                              11/01/32     8.25      1,645,000   VMIG-1
   4,400,000  Deutsche Bank SPEARs/ LIFERs Trust, Series DB-624
              New Jersey Transportaion Trust Fund Authority, Transportaion
              (System Bonds, 2006 Series C Capital Appreciation Bonds
              LOC Dexia CLF                                                     06/15/25     4.17      4,400,000   VMIG-1    A-1+
   5,000,000  Deutsche Bank SPEARs/LIFERs Trust, Series DBE-150 Relating
              to the IDA of the City of Chandler, AZ IDRB, Series 2007
              (Intel Corporation Project) (3) (4)
              LOC Deutsche Bank, A.G.                                           12/01/37     4.12      5,000,000
  11,030,000  Development Authority of Columbus, GA MHRB
              (Avalon apartments Projectst) - Series 2008 (4)
              Gauarnteed by Federal National Mortgage Association               10/15/40     8.20     11,030,000             A-1+

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Variable Rate Demand Instruments (Continued) (5)
------------------------------------------------------------------------------------------------------------------------------------
$  6,000,000  Development Authority of Columbus, GA MHRB
              (Lumpkin Park Apartments Project) - Series 2008 (4)
              LOC Regions Bank                                                  03/01/43     8.25%   $ 6,000,000             A-1
   3,000,000  Development Authority of Fulton County, GA RB
              (Piedmont Healthcare Inc. Project) - Series 2007
              LOC SunTrust Bank                                                 06/01/37     7.90      3,000,000   VMIG-1
     900,000  Development Authority of Gwinnett County, GA RB
              (Greater Atlanta Christian School, Inc. Project) - Series 2002
              LOC SunTrust Bank                                                 05/01/22     7.90        900,000   VMIG-1
   3,865,000  Douglas County, NE IDRB (Phillips Manufacturing Project) - Series 2002 (4)
              LOC Wells Fargo Bank N.A                                          12/01/18     8.06      3,865,000             A-1+
   2,890,000  Elkhart County, IN EDRB
              (Reflex Industries, Inc. Project) - Series 2007 (4)
              LOC Fifth Third Bank                                              12/01/27     8.48      2,890,000     P-1     A-1+
   1,250,000  Florida Development Finance Corporation Enterprise Bond Program IDRB
              (RMS Communications Group, Inc. Project) - Series 2003A2 (4)
              LOC SunTrust Bank                                                 06/01/23     8.25      1,250,000     P-1     A-1+
   1,280,000  Florida Housing Finance Corporation MFMRRB
              (Lighthouse Bay Apartments) 2002 Series N-1
              Guaranteed by Federal Home Loan Mortgage Corporation              11/01/32     8.10      1,280,000             A-1+
  10,000,000  Federal Home Loan Mortgage Corporation Class A
              Multi-family Certificates, Series M015 (4)
              Guaranteed by Federal Home Loan Mortgage Corporation              05/15/46     8.46     10,000,000             A-1+
   1,000,000  Fulton County, KY Industrial Building RB
              (The Burke-Parsons-Bowlby Corporation Project) - Series 2006 (4)
              LOC Branch Banking And Trust Company                              07/01/26     8.25      1,000,000     P-1     A-1+
   1,225,000  Gainesville, FL IDRB (Heat-Pipe Technology, Inc. Project) - Series 1998 (4)
              LOC Regions Bank                                                  05/01/18     8.10      1,225,000     P-1     A-1
   1,450,000  Health and Educational Facilities Board of the Metropolitan
              Government of Nashville and Davidson County, TN MHRB
              (Wedgewood Tower Project) - Series 2004 A  (4)
              LOC AmSouth Bank                                                  06/01/34     8.33      1,450,000     P-1     A-1
   7,400,000  Housing Authority of Cobb County, GA MHRB
              (Highland Ridge Apartments Project) - Series 2008
              Guaranteed by Federal Home Loan Mortgage Corporation              07/01/41     8.03      7,400,000             A-1+
   7,650,000  Housing Authority of the City of Rome, GA MHRB
              (Ashland Park Apartments Project) - Series 2002
              LOC Regions Bank                                                  07/01/34     8.30      7,650,000             A-1
   4,500,000  Housing Finance Authority of Broward County, FL MHRB
              (Palms of Deerfield Beach Apartments) - Series 2006 (4)
              LOC Citibank, N.A.                                                08/15/38     8.25      4,500,000             A-1+
   1,500,000  Illinois Development Finance Authority IDRB
              (U.S. Acrylic, Inc. Project) - Series 2003
              LOC Fifth Third Bank                                              08/01/33     8.48      1,500,000     P-1     A-1+


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                      Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Variable Rate Demand Instruments (Continued) (5)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  Illinois Development Finance Authority MHRB
              (Butterfield Creek Associates Project) - Series 1999 (4)
              LOC LaSalle National Bank, N.A.                                   04/01/39     8.16%   $ 3,000,000             A-1
   2,000,000  Illinois Finance Authority IDRB
              (Chicago Gear-D.O. James Corporation Project) - Series 2007 (4)
              LOC Fifth Third Bank                                              12/01/31     8.48      2,000,000     P-1     A-1+
   2,625,000  Illinois Finance Authority RB
              (Riverside Health System) - Series 2004
              LOC JPMorgan Chase Bank, N.A.                                     11/15/29     8.20      2,625,000   VMIG-1    A-1+
   3,700,000  Iowa Higher Education Loan Authority Private College Facility RB
              (University of Dubuque Project) - Series 2007
              LOC Northern Trust                                                04/01/35     6.25      3,700,000             A-1+
   1,450,000  Iredell County, NC Industrial Facilities and Pollution Control
              Financing Authority (Riley Technologies Project) - Series 2006 (3) (4)
              LOC Branch Banking And Trust Company                              11/01/31     8.25      1,450,000
   2,230,000  Jefferson County, KY Industrial Building RB (R.C. TWAY Company,
              Kentucky Manufacturing Company Project) - Series 1998 (4)
              LOC JPMorgan Chase Bank, N.A.                                     06/01/18    10.00      2,230,000     P-1     A-1+
   1,360,000  Jeffersontown, KY (Kentucky League of Cities
              Funding Trust Lease Program RB) - Series 2000
              LOC US Bank, N.A.                                                 03/01/30    10.00      1,360,000   VMIG-1
   5,355,000  JPMorgan Securities, Inc. Puttable Tax-Exempt Receipts Series 2054
              (Relating to the City of Chicago MHRB (Drexel Preservation Project)
              - Series 2007 (4)
              Guaranteed by Federal Housing Authority/Government National
              Mortgage Association                                              12/20/39     7.47      5,355,000   VMIG-1
   2,400,000  La Porte County, IN EDRB(Universal Forest Products Indiana
              Limited Partnership Project)  - Series 2000 (4)
              LOC Bank of America, N.A.                                         11/01/20     7.70      2,400,000     P-1     A-1+
     600,000  Loudoun County, VA IDA RB
              (Howard Hughes Medical Institute Issue) - Series 2003C            02/15/38     7.20        600,000   VMIG-1    A-1+
     250,000  Manatee County, FL PCRB (Florida Power & Light Company
              Project) - Series 1994                                            09/01/24     4.25        250,000   VMIG-1    A-1
     406,000  Marion County, FL IDA MHRB
              (Chambrel at Pinecastle Project) - Series 2002 (4)
              Guaranteed by Federal National Mortgage Association               11/15/32     8.10        406,000             A-1+
   2,000,000  Marion County, FL IDA IDRB
              (Capris Furniture Industries, Inc. Project) - Series 2005
              LOC SunTrust Bank                                                 02/01/25     8.15      2,000,000     P-1     A-1+
   7,000,000  Maryland Health and Higher Educational Facilities Authority RB
              (University of Maryland Medical System Issue) - Series 2007A
              LOC Wachovia Bank, N.A.                                           07/01/34     7.95      7,000,000   VMIG-1    A-1+
   1,500,000  Michigan State Strategic Fund Limited Obligation RB
              (The Envelope Printery Inc Project) - Series 2007 (4)
              LOC Fifth Third Bank                                              03/01/27     8.48      1,500,000     P-1     A-1+

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

                                                                                                                    Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Variable Rate Demand Instruments (Continued) (5)
------------------------------------------------------------------------------------------------------------------------------------
$  1,900,000  Michigan State Strategic Fund Limited Obligation RB
              (Grand River Infrastructure, Inc. Project) - Series 2006 (4)
              LOC Fifth Third Bank                                              06/01/14     8.48%   $ 1,900,000     P-1     A-1+
     920,000  Michigan State Strategic Fund Limited Obligation RB
              (Ilmor Engineering, Inc. Project) - Series 2006 (4)
              LOC Fifth Third Bank                                              03/01/36     8.48        920,000     P-1     A-1+
   2,275,000  Michigan State Strategic Fund Limited Obligation RB
              (Nuvar Properties LLC Project) - Series 2007 (4)
              LOC Fifth Third Bank                                              04/01/37     8.48      2,275,000     P-1     A-1+
   1,740,000  Michigan State Strategic Fund Limited Obligation RB
              (Sintel, Inc. Project) - Series 2005 (4)
              LOC Fifth Third Bank                                              10/01/30     8.48      1,740,000     P-1     A-1+
     545,000  Mississippi Home Corporation Single Family Mortgage RB
              Wachovia Merlots Trust Series 2000YYY (4)
              Guaranteed by Government National Mortgage Association            12/01/31     4.61        545,000   VMIG-1
     250,000  Montgomery, AL Industrial Development Board Pollution Control and
              Solid Waste Disposal Revenue Refunding Bond
              General Electric Company Project) - Series 2005                   05/01/21     5.20        250,000   VMIG-1    A-1+
     250,000  Municipal Gas Authority of Georgia, Gas RB - Series B             01/01/26     7.75        250,000   VMIG-1    A-1+
   6,000,000  Nephi City, UT Multi-Mode IDRB
              (Fibertek Insulation West Project), Series 2008 (4)
              LOC Key Bank, N.A.                                                04/01/28     8.00      6,000,000   VMIG-1
   3,500,000  Nevada Housing Division MHRB (Golden Apartment) - Series 2007 (4)
              Guaranteed by Federal Home Loan Mortgage Corporation              10/01/37     8.20      3,500,000             A-1+
   5,545,000  Nevada Housing Division Multi-Unit Housing RB
              (Help Owens 2 Apartments) - Series 2007 (4)
              LOC Citibank, N.A.                                                10/01/42     8.20      5,545,000             A-1+
   2,165,000  Nevada Housing Division Multi-Unit Housing RB
              (Maryland Villas Project) - Series 1997A (4)
              LOC Federal Home Loan Bank                                        10/01/30     8.20      2,165,000             A-1+
   1,500,000  New Jersey Health Care Facilities Financing Authority RB
              (Saint Barnabas Health Care System Issue) - Series 2001A
              LOC JPMorgan Chase Bank, N.A                                      07/01/31     7.81      1,500,000   VMIG-1    A-1+
   5,000,000  North Carolina Capital Facilities Finance Authority Solid Waste
              Disposal Revenue Refunding Bond (Duke Energy Carolina) (4)
              LOC Wells Fargo Bank, N.A.                                        11/01/40     7.90      5,000,000   VMIG-1    A-1+
     435,000  Ohio County, KY Industrial Building RB
              (Ritatsu Manufacturing, Inc. Project) - Series 2005 (4)
              LOC Fifth Third Bank                                              10/01/20     8.48        435,000     P-1     A-1+
   1,500,000  Ohio Air Quality Development Authority, State of Ohio PCRB
              (FirstEnergy Generation Corp. Project) - Series 2006A
              LOC Key Bank, N.A.                                                12/01/23    10.00      1,500,000   VMIG-1    A-1
   4,600,000  Ohio Water Development Authority, State of Ohio PCRB
              (FirstEnergy Nuclear Generation Corp. Project) - Series 2008A (4)
              LOC Bank of Nova Scotia                                           11/01/33     8.50      4,600,000             A-1+

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                      Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Variable Rate Demand Instruments (Continued) (5)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  Orange County, FL HFA MHRB
              (Post Fountains at Lee Vista Project)- Series 1997E
              Guaranteed by Federal National Mortgage Association               06/01/25     8.40%   $ 1,000,000             A-1+
   1,200,000  Orange County, FL HFA MHRB
              (Windsor Pines Project) - Series 2000E (4)
              LOC Bank of America, N.A.                                         03/01/35     9.00      1,200,000   VMIG-1
     250,000  Orlando, FL Utilities Commission Water and Electric RB
              - Series 2002B                                                    10/01/22     7.89        250,000   VMIG-1    A-1+
   2,000,000  Pennsylvania EDFA (National Railroad Passenger Corporation
              Amtrak Project) - Series B of 2001 (4)
              LOC JPMorgan Chase Bank, N.A.                                     11/01/41     8.05      2,000,000   VMIG-1    A-1+
   2,500,000  Pennsylvania EDFA EDRB 2005 Series B-2
              (Joseph R & Nancy L DelSignore Project) (4)
              LOC PNC Bank, N.A.                                                08/01/30     8.35      2,500,000     P-1     A-1+
   1,200,000  Pennsylvania EDFA EDRB 2005 Series B-3
              (North America Communications, Inc. Project) (4)
              LOC PNC Bank, N.A.                                                08/01/12     8.35      1,200,000     P-1     A-1+
   1,975,000  Port Bellingham, WA IDC Environmental Facilities Industrial RB
              (BP West Coast Products LLC Project) - Series 2003 (4)            03/01/38     4.55      1,975,000   VMIG-1    A-1+
   3,500,000  Riesel, TX IDC Solid Waste Disposal RB
              (Sandy Creek Energy Associates, LP Project) - Series 2007 (4)
              LOC Credit Suisse                                                 10/01/42     7.75      3,500,000             A-1+
   1,800,000  Rockingham County , NC Industrial Facilites and PCFA IDRB
              (Eden Custom Processing, LLC Project) Series 2004 (3) (4)
              LOC Branch Banking And Trust Company                              01/01/17     8.25      1,800,000
   1,925,000  Rockingham County , NC Industrial Facilites and PCFA IDRB
              (Whiteridge Plastics, LLC Project) - Series 2003 (3) (4)
              LOC Branch Banking And Trust Company                              03/01/15     8.25      1,925,000
     980,000  Sampson County, NC Industrial Facilities and PCFA IRB
              (DuBose Strapping, Inc. Project) Series 2001 (3) (4)
              LOC JPMorgan Chase Bank, N.A                                      01/01/12     7.70        980,000
   1,920,000  Sampson County, NC Industrial Facilities and PCFA IRB
              (DuBose Strapping, Inc. Project) Series 2003 (3) (4)
              LOC JPMorgan Chase Bank, N.A                                      01/01/14     7.70      1,920,000
   1,000,000  Savannah, GA EDA Solid Waste Disposal RB (Republic
              Services of Georgia Limited Partnership Project) - Series 2000(4)
              LOC SunTrust Bank                                                 06/01/30     8.05      1,000,000   VMIG-1
   2,145,000  South Carolina Jobs EDA EDRB (4)
              (DCS Diversified Coating Systems, Inc Project) - Series 2002
              LOC Branch Banking And Trust Company                              04/01/17     8.25      2,145,000   VMIG-1
     500,000  State of Connecticut GO 1997 Series B                             05/15/14     7.50        500,000   VMIG-1    A-1+
     800,000  Suffolk, VA Redevelopment and Housing Authority MHRB
              (Oak Springs Apartments, LLC Project) - Series 1999
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/19     8.10        800,000   VMIG-1


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Variable Rate Demand Instruments (Continued) (5)
------------------------------------------------------------------------------------------------------------------------------------
$    965,000  Suffolk, VA Redevelopment and Housing Authority MHRB
              (Pembroke Crossing Apartments, LLC Project) - Series 1998 (3)
              LOC SunTrust Bank                                                 09/01/19     8.15%   $   965,000
   1,150,000  Town of Caledonia, WI IDRB (Caledonia Properties LLC/
              Quick Cable Corpoation Project) - Series 1998 (4)
              LOC Fifth Third Bank                                              12/01/18     8.48      1,150,000     P-1     A-1+
     720,000  Town of Frisco City, AL Industrial Development Board IDRB (Standard
              Furniture Manufacturing Company, Inc. Project) - Series 1999 (4)
              LOC Royal Bank of Canada                                          11/01/09     8.07        720,000             A-1
   1,165,000  Tulsa, OK Industrial Authority IDRB, Series 1998
              (Indian Health Care Resource Center of Tulsa, Inc. Project)
              LOC JPMorgan Chase Bank, N.A.                                     06/01/14     8.95      1,165,000   VMIG-1    A-1+
   1,315,000  Tuscaloosa County, AL IDA IDRB
              (Automotive Corridor, LLC Project) - Series 2001(3) (4)
              LOC Regions Bank                                                  10/01/21     8.60      1,315,000     P-1     A-1
     695,000  Tuscaloosa County, AL IDA IDRB
              (Automotive Corridor, LLC Expansion Project) - Series 2004 (4)
              LOC Regions Bank                                                  11/01/24     8.60        695,000
     265,000  University of North Carolina at Chapel Hill RB - Series 2001 B    12/01/25     7.70        265,000   VMIG-1    A-1+
   4,800,000  University of North Carolina at Chapel Hill Foundation, Inc.
              COPs - Series 1989
              LOC Bank of America, N.A.                                         10/01/09     7.70      4,800,000   VMIG-1
   1,400,000  Upper Illinois River Valley Development Authority IDRB
              (Advanced Flexible Composites, Inc. Project) Series 2003-A(3) (4)
              LOC LaSalle National Bank, N.A.                                   06/01/25     8.33      1,400,000
   4,230,000  Upper Illinois River Valley Development Authority IDRB
              (Georgi Holdings, LLC Project) Series 2002(3) (4)
              LOC U.S. Bank, N.A.                                               12/01/37     8.77      4,230,000
   1,000,000  Vermont EDA IDRB (Smugglers' Notch Issue Series A) (4)
              LOC Key Bank, N.A.                                                09/01/15     8.00      1,000,000     P-1     A-1
   1,200,000  Village of Orland Park, IL IDRB (Panduit Corporation Project)-Series 1996(4)
              LOC Fifth Third Bank                                              04/01/31    10.00      1,200,000             A-1+
   4,450,000  Volusia County, FL IDA IDRB (Intellitech Project) - Series 2007A
              LOC LaSalle National Bank, N.A.                                   10/01/37     7.50      4,450,000             A-1+
   2,655,000  Washington State EDFA EDRB
              (Summer Building LLC Project) - Series 2005F (4)
              LOC Key Bank, N.A.                                                12/01/30     9.00      2,655,000     P-1     A-1
   2,800,000  Washington State HFC MHRB  -
              (The Seasons Apartment Project) Series 2006 (4)
              Collateralized by Federal National Mortgage Association           12/15/40     8.50      2,800,000   VMIG-1
     760,000  Washington State HFC Single-Family Program Bonds 2006 Series 2A (4)
              Guaranteed by Government National Mortgage Association/ Federal National
              Mortgage Association/Federal National Mortgage Corporation        12/01/09     5.25        760,000   VMIG-1

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Variable Rate Demand Instruments (Continued) (5)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000  West Des Moines, IA RB
              (Woodgrain Millwork, Inc Project) - Series 1995 (4)
              LOC Wells Fargo Bank, N.A.                                        04/01/10     8.25%   $ 2,000,000     P-1     A-1+
   5,000,000  West Virginia EDA Solid Waste Disposal Facilites RB (Appalachian
              Power Company- Mountaineer Project) - Series 2008B (4)
              LOC JPMorgan Chase Bank, N.A.                                     02/01/36     8.05      5,000,000   VMIG-1    A-1+
   3,010,000  Will-Kankakee, IL Regional Development Authority IDRB
              (Atlas Putty Products Co. Project) Series 2006A (4)
              LOC Fifth Third Bank                                              08/01/36     8.48      3,010,000     P-1     A-1+
   1,100,000  Wisconsin HEFA (Alverno College Project) Series 1997
              LOC Allied Irish Bank                                             11/01/17     6.28      1,100,000   VMIG-1
   1,000,000  Wisconsin HEFA RB (Indian Community
              School of Milwaukee, Inc. Project) - Series 2006
              LOC JPMorgan Chase Bank, N.A.                                     12/01/36     7.95      1,000,000   VMIG-1
------------                                                                                        ------------
 276,004,140  Total Variable Rate Demand Instruments                                                 276,004,140
------------                                                                                        ------------

Variable Rate Demand Instruments - Private Placements (5) (2.63%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,869,000  Anaheim, CA MHRB
              (West Anaheim Royale Project) - Series 1985C
              LOC Union Bank of California                                      12/01/15     3.00%   $ 2,869,000     P-1     A-1
   1,959,000  Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                      12/01/15     3.00      1,959,000     P-1     A-1
   2,848,000  Culver City, CA RDRB (Culver City Royale Project) - Series 1985
              LOC Union Bank of California                                      12/01/15     3.00      2,848,000     P-1     A-1
   1,500,000  Harford County, MD EDRB
              (Harrigan Roller Company, Inc. Project) - Series 1984
              LOC Dresdner Bank, A.G.                                           12/28/14     3.00      1,500,000     P-1     A-1
   1,459,800  West Jordan, UT IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985
              LOC Bank of America, N.A.                                         07/01/15     3.25      1,459,800     P-1     A-1+
------------                                                                                        ------------
  10,635,800  Variable Rate Demand Instruments - Private Placements                                   10,635,800
------------                                                                                        ------------
              Total Investments (96.09%) (Cost $388,430,833+)                                        388,430,833
              Cash and other assets, net of liabilities (3.91%)                                       15,824,484
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $404,255,317
                                                                                                    ============

              +   Aggregate cost for federal income tax purposes is identical.

















The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================
 FOOTNOTES:

1) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

2)   The maturity date indicated for the put bonds is the next put date.

3) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the fund invests.

4)   Security subject to alternative minimum tax.

5) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
      AMT      =  Alternate Minimum Tax                         IDRRB     =  Industrial Development Refunding Revenue Bond
      BAN      =  Bond Anticipation Note                        IRB       =  Industrial Revenue Bond
      COPs     =  Certificates of Participation                 LIFERs    =  Long Inverse Floating Exempt Receipts
      EDA      =  Economic Development Authority                LOC       =  Letter of Credit
      EDC      =  Economic Development Corporation              MFMRRB    =  Multi- Family Mortgage Revenue Refunding Bond
      EDFA     =  Economic Development Finance Authority        MHRB      =  Multi-Family Housing Revenue Bond
      EDRB     =  Economic Development Revenue Bond             PCFA      =  Pollution Control Finance Authority
      FSA      =  Financial Security Assurance                  PCRB      =  Pollution Control Revenue Bond
      GO       =  General Obligation                            RDRB      =  Residential Development Revenue Bond
      HEFA     =  Health and Education Facilities Authority     RB        =  Revenue Bond
      HFA      =  Housing Finance Authority                     RN        =  Revenue Note
      HFC      =  Housing Finance Commission                    ROCs      =  Reset Option Certificates
      IDA      =  Industrial Development Authority              RRB       =  Resource Recover Bond
      IDC      =  Industrial Development Corporation            SPEARS    =  Short Puttable Exempt Receipts
      IDRB     =  Industrial Development Revenue Bond           TRAN      =  Tax and Revenue Anticipation Note

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:
------------------------------- --------------------------- ----------------------------
    Securities Maturing in                Value                   % of Portfolio
------------------------------- --------------------------- ----------------------------
Less than 30 Days                       $ 315,544,940                 81.24%
31 through 60 Days                         16,215,000                  4.17
61 through 90 Days                          8,555,952                  2.20
91 through 120 Days                         2,819,509                  0.73
121 through 180 Days                        --                         --
Over 180 Days                              45,295,432                 11.66
------------------------------- --------------------------- ----------------------------
Total                                    $388,430,833                100.00%
------------------------------- --------------------------- ----------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

------------------------- ----------------------------- ------------------------------
         States                      Value                     % of Portfolio
------------------------- ----------------------------- ------------------------------
Alabama                           $   4,265,000                       1.10%
Arizona                               5,000,000                       1.29
California                            7,676,000                       1.98
Colorado                              5,455,000                       1.40
Connecticut                             500,000                       0.13
Florida                              32,676,000                       8.41
Georgia                              37,230,000                       9.59
Illinois                             41,025,953                      10.56
Indiana                               5,290,000                       1.36
Iowa                                  5,700,000                       1.47
Kentucky                             10,025,000                       2.58
Louisiana                             1,880,000                       0.48
Maryland                              8,500,000                       2.19
Michigan                             13,564,276                       3.49
Minnesota                               400,000                       0.10
Mississippi                             545,000                       0.14
Missouri                              1,000,000                       0.26
Nebraska                              3,865,000                       1.00
Nevada                               11,210,000                       2.89
New Jersey                           12,900,000                       3.32
New York                              2,011,373                       0.52
North Carolina                       23,140,000                       5.96
Ohio                                 15,670,557                       4.03
Oklahoma                              9,803,140                       2.52
Pennsylvania                          8,175,000                       2.10
Puerto Rico                           2,455,000                       0.63
South Carolina                        8,055,000                       2.07
Tennessee                             1,450,000                       0.37
Texas                                16,315,000                       4.20
Utah                                  7,459,800                       1.92
Vermont                               1,000,000                       0.26
Virginia                              4,010,000                       1.03
Washington                           20,185,000                       5.20
West Virginia                         5,000,000                       1.29
Wisconsin                            44,993,734                      11.58
Other Territories                    10,000,000                       2.58
------------------------- ----------------------------- ------------------------------
Total                             $ 388,430,833                    100.00%
------------------------- ----------------------------- ------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $      388,430,833
  Cash..............................................................................              10,822,667
  Due from Transfer Agent (Note 2)..................................................                  90,088
  Receivable for securities sold....................................................               3,900,000
  Accrued interest receivable.......................................................               1,699,937
  Prepaid expenses..................................................................                   3,809
  Other assets......................................................................                  38,316
                                                                                          ------------------
         Total assets...............................................................             404,985,650
                                                                                          ------------------

LIABILITIES

  Payable to affiliates (Note 2)....................................................                 118,769
  Accrued expenses..................................................................                 106,321
  Dividends payable.................................................................                 505,243
                                                                                          ------------------
         Total liabilities..........................................................                 730,333
                                                                                          ------------------
  Net assets........................................................................      $      404,255,317
                                                                                          ==================

SOURCE OF NET ASSETS

  Net capital paid in on shares of capital stock (Note 5)...........................      $      404,188,917
  Accumulated net realized gains....................................................                  11,145
  Accumulated undistributed net investment income ..................................                  55,255
                                                                                          ------------------
  Net assets........................................................................      $      404,255,317
                                                                                          ==================

Net asset value, per share (Note 5):
Class Name                                          Net Assets          Shares Outstanding       Net Asset Value
Institutional Shares........................         $3,956,611              3,958,151                 $1.00
Institutional Service Shares................           $298,074                298,190                 $1.00
Short Term Income Shares....................        $75,276,260             75,305,557                 $1.00
Retail Shares...............................       $136,625,484            136,678,657                 $1.00
Advantage Shares............................       $188,098,888            188,172,094                 $1.00

















 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008
(UNAUDITED)
================================================================================

INVESTMENT INCOME
Income:
    Interest........................................................................    $        5,596,422
                                                                                        ------------------
Expenses: (Note 2)

    Investment management fee.......................................................               279,961
    Administration fee..............................................................               116,651
    Shareholder servicing fee (Institutional Service Shares)........................                   162
    Shareholder servicing fee (Short Term Income Shares)............................               112,776
    Shareholder servicing fee (Retail Shares).......................................               214,056
    Shareholder servicing fee (Advantage Shares)....................................               251,356
    Distribution fee (Short Term Income Shares).....................................               202,998
    Distribution fee (Retail Shares)................................................               556,546
    Distribution fee (Advantage Shares).............................................               754,068
    Custodian expenses..............................................................                 9,438
    Shareholder servicing and related shareholder expenses+.........................                77,204
    Legal, compliance and filing fees...............................................               153,185
    Audit and accounting............................................................                71,313
    Trustees' fees and expenses.....................................................                19,595
    Other...........................................................................                 3,878
                                                                                        ------------------
    Total expenses..................................................................             2,823,187
          Less: Fees waived ........................................................              (593,840)
                 Expense offsets (Note 4)...........................................                  (410)
                                                                                        ------------------
    Net expenses....................................................................             2,228,937
                                                                                        ------------------
    Net investment income...........................................................             3,367,485
REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments....................................................               -0-
                                                                                        ------------------
Increase in net assets from operations..............................................    $        3,367,485
                                                                                        ==================

+  Includes class specific transfer agency expenses of $392, $22, $22,555, and $42,811 for the Institutional,
   Institutional Service, Short Term Income, and Retail Shares, respectively.




















The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================

                                                                                 Six Months Ended
                                                                                 September 30, 2008               Year Ended
                                                                                    (Unaudited)                March 31, 2008
                                                                                     ---------                 --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................              $     3,367,485             $     10,839,398
    Net realized gain on investments..............................                      -0-                           34,502
                                                                                ---------------             ----------------
Increase in net assets from operations............................                    3,367,485                   10,873,900

Dividends to shareholders from net investment income *:

    Institutional Shares .........................................                      (43,717)                     (47,801)
    Institutional Service Shares .................................                       (1,379)                        (377)
    Short Term Income Shares .....................................                     (741,215)                  (3,142,101)
    Retail Shares.................................................                   (1,181,689)                  (3,506,790)
    Advantage Shares..............................................                   (1,399,485)                  (4,142,329)
                                                                                ---------------             ----------------
         Total dividends to shareholders..........................                   (3,367,485)                 (10,839,398)
                                                                                ---------------             ----------------
Capital share transactions (Note 5):

    Institutional Shares..........................................                      100,920                    3,847,231
    Institutional Service Shares..................................                      187,869                      100,321
    Short Term Income Shares......................................                  (17,956,899)                  (5,174,033)
    Retail Shares.................................................                  (34,285,471)                  73,422,037
    Advantage Shares..............................................                  (33,761,631)                  85,387,834
    Net asset value of shares issued in connection with merger of Cortland
    Municipal into Retail Shares..................................                      -0-                        6,256,528
    Net asset value of shares issued in connection with merger of Daily Tax
    Free Class A into Retail Shares...............................                      -0-                       28,913,828
    Net asset value of shares issued in connection with merger of Daily Tax
    Free Class B into Short Term Income Shares....................                      -0-                       40,438,840
    Net asset value of shares issued in connection with merger of Daily Tax
    Free Thornburg Shares into Retail Shares......................                      -0-                       20,445,665
                                                                                ---------------             ----------------
          Total capital share transactions........................                  (85,715,212)                 253,638,251
                                                                                ---------------             ----------------
    Total increase ...............................................                  (85,715,212)                 253,672,753

Net assets:

    Beginning of period...........................................                  489,970,529                  236,297,776
                                                                                ---------------             ----------------
    End of period....... .........................................              $   404,255,317             $    489,970,529
                                                                                ===============             ================
Undistributed net investment income...............................              $        55,255             $         55,255
                                                                                ===============             ================

* Designated as exempt-interest dividends for income tax purposes.










The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
FINANCIAL HIGHLIGHTS
(UNAUDITED)

================================================================================

                                                           Six Months Ended                         Commencement of Operations
                                                          September 30, 2008        Year Ended       October 30, 2006 through
Institutional shares                                         (Unaudited)          March 31, 2008            March 31, 2007
--------------------                                          ----------          --------------            --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................      $   1.00              $   1.00                 $   1.00
                                                             ---------             ---------                ---------
Income from investment operations:
    Net investment income..............................          0.011                 0.033                    0.006
    Net realized and unrealized gain(loss)  on investments        --                   0.000                     --
                                                             ---------             ---------                ---------
    Total from investment operations...................          0.011                 0.033                    0.006
Less distributions from:
    Dividends from net investment income...............         (0.011)               (0.033)                  (0.006)
    Net realized gain on investments...................           --                  (0.000)                    --
                                                             ---------             ---------                ---------
    Total Distributions................................         (0.011)               (0.033)                  (0.006)
                                                             ---------             ---------                ---------
Net asset value, end of period.........................      $   1.00              $   1.00                 $   1.00
                                                             =========             =========                =========
Total Return...........................................          1.12%(a)              3.35%                    0.60%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................      $   3,956             $   3,856                $      10
Ratios to average net assets:
    Expenses (net of fees waived) (b)..................          0.20%(c)              0.20%                    0.20%(c)
    Net investment income..............................          2.23%(c)              2.87%                    3.44%(c)
    Management and administration fees waived..........          0.11%(c)              0.13%                    0.16%(c)
    Expense offsets....................................          0.00%(c)              0.00%                    --

                                                           Six Months Ended                          Commencement of Operations
                                                          September 30, 2008       Year Ended          March 19, 2007 through
Institutional Service shares                                 (Unaudited)         March 31, 2008            March 31, 2007
----------------------------                                  ----------         --------------            --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................      $   1.00              $   1.00                 $   1.00
                                                             ---------             ---------                ---------
Income from investment operations:
    Net investment income..............................          0.010                 0.030                    0.001
    Net realized and unrealized gain(loss) on investments          --                  0.000                     --
                                                             ---------             ---------                ---------
    Total from investment operations...................          0.010                 0.030                    0.001
Less distributions from:
    Dividends from net investment income...............         (0.010)               (0.030)                  (0.001)
    Net realized gain on investments...................           --                  (0.000)                    --
                                                             ---------             ---------                ---------
    Total Distributions................................         (0.010)               (0.030)                  (0.001)
                                                             ---------             ---------                ---------
Net asset value, end of period.........................      $   1.00              $   1.00                 $   1.00
                                                             =========             =========                =========
Total Return...........................................          1.00%(a)              3.09%                    0.12%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................      $     298             $     110                $      10
Ratios to average net assets:
    Expenses (net of fees waived) (b)..................          0.45%(c)              0.45%                    0.42%(c)
    Net investment income..............................          2.12%(c)              2.81%                    3.25%(c)
    Management and administration fees waived..........          0.11%(c)              0.13%                    0.16%(c)
    Transfer Agency Account fees waived................          0.01%(c)              0.01%                     --
    Expense offsets....................................          0.00%(c)              0.00%                     --

(a) Unannualized
(b) Includes expense offsets, if applicable.
(c) Annualized

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
(UNAUDITED)

================================================================================

                                                           Six Months Ended                         Commencement of Operations
                                                          September 30, 2008       Year Ended        February 20, 2007 through
Short Term Income shares                                     (Unaudited)         March 31, 2008          March 31, 2007
------------------------                                      ---------          --------------          --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................      $   1.00              $   1.00                 $   1.00
                                                             ---------             ---------                ---------
Income from investment operations:
    Net investment income..............................          0.008                 0.027                    0.003
    Net realized and unrealized gain(loss)  on investments        --                   0.000                     --
                                                             ---------             ---------                ---------
    Total from investment operations...................          0.008                 0.027                    0.003
Less distributions from:
    Dividends from net investment income...............         (0.008)               (0.027)                  (0.003)
    Net realized gain on investments...................           --                  (0.000)                    --
                                                             ---------             ---------                ---------
    Total Distributions................................         (0.008)               (0.027)                  (0.003)
                                                             ---------             ---------                ---------
Net asset value, end of period.........................      $   1.00              $   1.00                 $   1.00
                                                             =========             =========                =========
Total Return...........................................          0.84%(a)              2.78%                    0.29%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................      $  75,276             $  93,233                $  57,915
Ratios to average net assets:
    Expenses (net of fees waived) (b)..................          0.76%(c)              0.76%                    0.76%(c)
    Net investment income..............................          1.64%(c)              2.74%                    2.89%(c)
    Management and administration fees waived..........          0.11%(c)              0.13%                    0.16%(c)
    Distribution fees waived...........................          0.17%(c)              0.17%                    0.17%(c)
    Expense offsets....................................          0.00%(c)              0.00%                     --

                                                           Six Months Ended                         Commencement of Operations
                                                          September 30, 2008       Year Ended        December 8, 2006 through
Retail shares                                                (Unaudited)         March 31, 2008          March 31, 2007
-------------                                                 ---------          --------------          --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................      $   1.00              $   1.00                 $   1.00
                                                             ---------             ---------                ---------
Income from investment operations:
    Net investment income..............................          0.007                 0.025                    0.008
    Net realized and unrealized gain(loss)  on investments        --                   0.000                     --
                                                             ---------             ---------                ---------
    Total from investment operations...................          0.007                 0.025                    0.008
Less distributions from:
    Dividends from net investment income...............         (0.007)               (0.025)                  (0.008)
    Net realized gain on investments...................           --                  (0.000)                    --
                                                             ---------             ---------                ---------
    Total Distributions................................         (0.007)               (0.025)                  (0.008)
                                                             ---------             ---------                ---------
Net asset value, end of period.........................      $   1.00              $   1.00                 $   1.00
                                                             =========             =========                =========
Total Return...........................................          0.72%(a)              2.54%                    0.84%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................      $ 136,626             $ 170,909                $  41,817
Ratios to average net assets:
    Expenses (net of fees waived) (b)..................          1.00%(c)              1.00%                    1.00%(c)
    Net investment income..............................          1.38%(c)              2.38%                    2.65%(c)
    Management and administration fees waived..........          0.11%(c)              0.13%                    0.16%(c)
    Distribution fees waived...........................          0.13%(c)              0.13%                    0.10%(c)
    Transfer Agency Account fees waived................           --                    --                      0.03%(c)
    Expense offsets....................................          0.00%(c)              0.00%                     --

(a) Unannualized
(b) Includes expense offsets, if applicable.
(c) Annualized

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                           Six Months Ended                         Commencement of Operations
                                                          September 30, 2008       Year Ended        November 2, 2006 through
Advantage shares                                             (Unaudited)         March 31, 2008          March 31, 2007
----------------                                              ---------          --------------          --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................      $   1.00              $   1.00                 $   1.00
                                                             ---------             ---------                ---------
Income from investment operations:
    Net investment income..............................          0.007                 0.025                    0.011
    Net realized and unrealized gain(loss)  on investments        --                   0.000                     --
                                                             ---------             ---------                ---------
    Total from investment operations...................          0.007                 0.025                    0.011
Less distributions from:
    Dividends from net investment income...............         (0.007)               (0.025)                  (0.011)
    Net realized gain on investments...................           --                  (0.000)                    --
                                                             ---------             ---------                ---------
    Total Distributions................................         (0.007)               (0.025)                  (0.011)
                                                             ---------             ---------                ---------
Net asset value, end of period.........................      $   1.00              $   1.00                 $   1.00
                                                             =========             =========                =========
Total Return...........................................          0.71%(a)              2.52%                    1.09%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................      $ 188,099             $ 221,862                $ 136,546
Ratios to average net assets:
    Expenses (net of fees waived) (b)..................          1.02%(c)              1.02%                    1.02%(c)
    Net investment income..............................          1.39%(c)              2.41%                    2.65%(c)
    Management and administration fees waived..........          0.11%(c)              0.13%                    0.16%(c)
    Distribution fees waived...........................          0.16%(c)              0.16%                    0.16%(c)
    Expenseoffsets.....................................          0.00%(c)              0.00%                     --

(a) Unannualized
(b) Includes expense offsets, if applicable.
(c) Annualized

The accompanying notes are an integral part of these financial statements.

                                           [THIS PAGE INTENTIONALLY LEFT BLANK.]

--------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies

Daily Income Fund (the "Fund") is a, diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund is comprised of four managed portfolios of money market instruments: the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio and the Municipal Portfolio (each referred to as "Portfolio"). The investment objective of the Money Market, U.S. Treasury and U.S. Government Portfolios is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Each portfolio has five core classes of stock authorized: Institutional, Institutional Service, Investor, Short Term Income, and Retail shares. In addition to the core classes the Money Market Portfolio includes the Pinnacle, Advantage and Xpress shares, the U.S. Treasury Portfolio includes the Pinnacle shares, the U.S. Government and Municipal Portfolios include the Advantage shares. Each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the period ended September 30, 2008 and the year ended March 31, 2008 class specific expenses of the Fund were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of each respective Portfolio. Commencement of operations for each of the share classes began as follows:

                                        Money Market        U.S. Treasury       U.S. Government        Municipal
      Share classes                       Portfolio           Portfolio            Portfolio           Portfolio
      -------------                       ---------           ---------            ---------           ---------
 Institutional shares............         May 13, 1994    November 18, 1996      October 30, 2006     October 30, 2006
 Institutional Service shares....        April 3, 1995    November 29, 1995        March 19, 2007       March 19, 2007
 Investor shares.................    November 28, 2006    February 21, 2007    Not Active ("N/A")                  N/A
 Short Term Income shares........    February 12, 2007     November 2, 2006                   N/A    February 20, 2007
 Retail shares...................    November 28, 2006    December 12, 2006     December 12, 2006     December 8, 2006
 Pinnacle shares.................        July 29, 1999        July 29, 1999   Not Offered ("N/O")                  N/O
 Advantage shares................     November 1, 2006                  N/O      November 2, 2006     November 2, 2006
 Xpress shares...................        June 20, 2007                  N/O                   N/O                  N/O

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

a) Valuation of Securities -
Investments are recorded on the basis of amortized cost, which approximates value as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

b) Securities Transactions and Investment Income -
Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

c) Repurchase Agreements -
The Money Market, U.S. Treasury and U.S. Government Portfolios may enter into repurchase agreements. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities and/or U.S. Government Sponsored Agency Securities. In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

--------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)


================================================================================
1. Summary of Accounting Policies (Continued)

d) Federal Income Taxes -
It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required in the financial statements.

The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 requires Management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets.

e) Dividends and Distributions -
Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount) are declared daily, paid monthly and taxable as ordinary income. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

f) Accounting Estimates -
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g) Representations and Indemnifications -
In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

h) Other Risks -
Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

--------------------------------------------------------------------------------





================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to a Sub-Accounting Agreement, Reich & Tang Services, Inc., (the "TA"), an affiliate of the Manager, performs or sub-contracts or employs others to perform certain sub-accounting services for the Advantage and Xpress shareholders. For its services under the Sub-Accounting Agreement, the TA receives from the Fund a fee up to 0.10% per annum of the average daily net assets of the Advantage shares and Xpress shares.

The Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Shareholder Servicing Agreement and a Distribution Agreement. For its services under the Shareholder Servicing and Distribution Agreements, the Distributor receives from each Portfolio a fee, accrued daily and paid monthly, at an annual rate of each Class's average daily net assets as follows:

                                                            Shareholder Servicing Fees       Distribution Fees
                                                            --------------------------       -----------------
Institutional Shares.....................................                  -0-                          -0-
Institutional Service Shares.............................                 .25%                          -0-
Investor Shares..........................................                 .25%                         .20%
Short Term Income Shares.................................                 .25%                         .45%
Retail Shares............................................                 .25%                         .65%
Pinnacle Shares..........................................                  -0-                          -0-
Advantage Shares.........................................                 .25%                         .75%
Xpress Shares............................................                 .25%                         .75%

As of September 30, 2008, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

                                                              Money Market    U.S. Treasury      U.S. Government      Municipal
     Fee Type/ Affiliate                                        Portfolio       Portfolio           Portfolio         Portfolio
     -------------------                                       ----------       ---------           ---------         ---------
Investment management fees/Manager.......................       $543,799         $136,554            $113,549           $23,671
Administration fees/Manager..............................            -0-           34,138                 -0-               -0-
Shareholder servicing fees/Distributor...................        307,371           45,977              85,335            28,050
Distribution fees/Distributor............................        609,681           22,539             198,048            56,865
Sub-Accounting Fees/TA...................................          4,469              -0-                 -0-               -0-
Transfer agency fees/TA..................................         92,866           33,970               6,634            10,183
                                                              ----------        ---------            --------          --------
Total....................................................     $1,558,186         $273,178            $403,566          $118,769
                                                              ==========        =========            ========          ========

For the period ended September 30, 2008, the following   fees were   voluntarily
waived by the Manager, Distributor and TA:
                                                             Money Market     U.S. Treasury      U.S. Government       Municipal
                                                               Portfolio        Portfolio           Portfolio          Portfolio
                                                               ---------        ---------           ---------          ---------
Investment management fees...............................           $-0-             $-0-                $-0-          $128,316
Administration fees......................................      1,541,891          138,593             261,613           116,650
Shareholder servicing fees - Institutional Service shares         20,760              -0-                 -0-               -0-
Distribution fees - Investor shares......................         62,287           68,641                 N/A               N/A
Distribution fees - Short Term Income shares.............         14,037           34,227                 N/A            76,688
Distribution fees - Retail shares........................      1,012,601           12,641              95,692           111,309
Distribution fees - Advantage shares.....................      2,212,979              N/A             719,125           160,868
Transfer agency fees - Institutional shares..............         27,310              -0-                   1               -0-
Transfer agency fees - Institutional Service shares......            -0-              -0-                 -0-                 9
Transfer agency fees - Pinnacle shares...................          9,146              -0-                 N/A               N/A
                                                              ----------        ---------            --------          --------
Total....................................................     $4,901,011         $254,102          $1,076,431          $593,840
                                                              ==========        =========            ========          ========

The Manager, Distributor and TA have no right to recoup prior fee waivers.

--------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Directors of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $60,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Director receives an additional annual fee of $13,800, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman will each receive an additional annual fee of $9,200, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the California Daily Tax Free Income Fund, Inc., the Connecticut Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund, and the New Jersey Daily Municipal Income Fund, Inc.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between the TA and the Portfolios. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of (i) 0.05% of the monthly average net assets of the Investor, Short Term Income, and Retail Shares of the Fund or (ii) 0.02% of the monthly average net assets of the Institutional Service, Institutional and Pinnacle shares of the Fund. The Advantage and Xpress shares do not participate in the Transfer Agency Agreement. For the period ended September 30, 2008 these fees after waivers amounted to:

                                                Money Market    U.S. Treasury      U.S. Government      Municipal
                                                  Portfolio       Portfolio           Portfolio         Portfolio
                                                  ----------      ---------           ---------         ---------
                                            Amount   %          Amount   %         Amount    %       Amount   %
                                            ------   -          ------   -        -------    -       ------   -
 Institutional shares.................     $37,854   0.01%     $53,699   0.02%         $0              $391   0.02%
 Institutional Service shares.........      41,323   0.02%      29,350   0.02%         23    0.02%        5   *
 Investor shares......................      77,649   0.05%      66,951   0.05%        N/A               N/A
 Short Term Income shares.............      91,190   *          45,929   0.05%        N/A            22,510   0.05%
 Retail shares........................     360,635   0.05%       4,475   0.05%     36,710    0.05%   42,674   0.05%
 Pinnacle shares......................       8,471   0.01%       8,252   0.02%        N/O               N/O
                                          --------            --------           --------           -------
    Total.............................    $617,122            $208,656           $ 36,733           $65,580
                                          ========            ========           ========           =======

* Per account

The Portfolios maintain a cash balance with the TA to facilitate the timely processing of redemptions resulting from checks written by the underlying investors in the Fund on a daily basis. Interest earned on the cash balance is retained by the TA to offset the costs incurred by the TA in providing check writing and ACH capabilities to the Portfolio's shareholders. On September 30, 2008 these cash balances were:

                                                Money Market    U.S. Treasury      U.S. Government      Municipal
                                                  Portfolio       Portfolio           Portfolio         Portfolio
                                                 ----------      ----------          ----------         ---------
                                                 $1,140,710       $ 317,966          $  281,213           $90,088
                                                 ==========       =========          ==========         =========

The Delafield Fund, Inc., an affiliate invests its excess cash under the Rule 12d-1 of the 1940 Act into the Daily Income Fund - Money Market Portfolio - Institutional Class Shares. For the period ended September 30, 2008, The Delafield Fund has invested an average of $109,245,732 and as of September 30, 2008, has an investment of $119,096,000. Natixis Global Asset Management, LP ("NGAM LP"), the parent company of the Manager, invests a portion of its excess cash balances in Daily Income Fund - Money Market Portfolio - Institutional shares. For the period ended September 30, 2008, NGAM LP has invested an average of $378,860,782 and as of September 30, 2008 has an investment of $151,118,391. Also, on a daily basis, the Manager, Distributor, TA and affiliated investment entities invest their excess cash in Daily Income Fund which is considered an immaterial amount.

As of September 30, 2008, certain Trustees and Officers entities had investments in the Funds representing less than 1% of each Fund.

--------------------------------------------------------------------------------


================================================================================
3. Securities Transactions with Affiliated Funds

The Portfolios are permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the period ended September 30, 2008, the Portfolios engaged in purchases and sales with affiliates, none of which resulted in any gains or losses, which amounted to:

                                                 Money Market    U.S. Treasury     U.S. Government     Municipal
     Transaction Type                              Portfolio       Portfolio          Portfolio        Portfolio
     ----------------                             ----------      ----------         ----------        ---------
Purchases...................................    $270,000,000           $-0-               $-0-      $141,905,000
Sales.......................................             -0-            -0-                -0-       152,375,000
Gains/(losses)..............................             -0-            -0-                -0-               -0-

4. Compensating Balance Arrangement and Other Transactions

The Portfolios are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (the "Bank"). To compensate the Bank for such activity the Portfolios may, in the case of the Municipal Portfolio, leave funds or overdraft funds as a compensating balance in the account so the Bank or the Funds can be compensated for use of funds based upon the agreed upon formula. At the end of each quarter the Portfolio will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.
For the Money Market, U.S. Treasury and U.S. Government Portfolios the Bank or the Funds will be compensated by accumulating the daily overdraft charges and/or earnings credits throughout the month, respectively.
Earnings credit will be offset against the Fund's safekeeping fees which are included as part of the custodian expenses.
For the period ended September 30, 2008, expense offsets for each Portfolio was as follows:

                                                  Money Market     U.S. Treasury     U.S. Government   Municipal
                                                   Portfolio        Portfolio           Portfolio      Portfolio
                                                   ---------        ---------           ---------      ---------
Custodian expenses                                  $11,351         $  1,717              $-0-             $410
                                                   =========        ========              ====             ====

5. Transactions in Shares of Beneficial Interest
At September 30, 2008, an unlimited number of shares of beneficial interest ($0.001 par value) were authorized. Transactions were as follows:

Money Market Portfolio                                  Six Months Ended                     Year Ended
                                                       September 30, 2008                  March 31, 2008
                                                          (Unaudited)                      --------------
                                                          -----------
Institutional Shares                          Net Assets          Shares            Net Assets         Shares
--------------------                       ---------------   ---------------     ----------------  --------------
Sold...................................... $15,981,022,883   15,981,022,883      $14,990,645,052   14,990,645,052
Issued on reinvestment of dividends.......       9,290,954        9,290,954           29,569,001       29,569,001
Redeemed.................................. (16,305,093,749) (16,305,093,749)     (14,908,254,816) (14,908,254,816)
                                           ---------------   --------------      ---------------   --------------
Net increase (decrease)................... $  (314,779,912)    (314,779,912)     $   111,959,237      111,959,237
                                           ===============   ==============      ===============   ==============

Institutional Service Shares                   Net Assets          Shares           Net Assets          Shares
----------------------------               ---------------   ---------------     ----------------  --------------
Sold...................................... $ 1,892,062,810    1,892,062,810       $1,810,227,955    1,810,227,955
Issued on reinvestment of dividends.......       5,328,588        5,328,588           12,054,054       12,054,054
Redeemed..................................  (1,922,688,192)  (1,922,688,192)      (1,829,537,807)  (1,829,537,807)
                                           ---------------   --------------      ---------------   --------------
Net increase (decrease)................... $   (25,296,794)     (25,296,794)      $   (7,255,798)      (7,255,798)
                                           ===============   ==============      ===============   ==============

Investor Shares                                Net Assets          Shares           Net Assets          Shares
----------------------------               ---------------   ---------------     ----------------  --------------
Sold...................................... $   635,035,994      635,035,994      $   895,721,451      895,721,451
Issued on reinvestment of dividends.......       3,711,114        3,711,114            9,881,325        9,881,325
Redeemed..................................    (658,169,585)    (658,169,585)        (878,345,327)    (878,345,327)
Shares issued with merger.................             -0-              -0-          137,343,403      137,343,403
                                           ---------------   --------------      ---------------   --------------
Net increase (decrease)................... $   (19,422,477)     (19,422,477)     $   164,600,852      164,600,852
                                           ===============   ==============      ===============   ==============

--------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)


================================================================================
5. Transactions in Shares of Beneficial Interest (Continued)

Money Market Portfolio                                  Six Months Ended
                                                       September 30, 2008                      Year Ended
                                                            (Unaudited)                      March 31, 2008
                                                            ----------                      ---------------
Short Term Income Shares                      Net Assets          Shares           Net Assets          Shares
------------------------                   ---------------   --------------      --------------   --------------
Sold...................................... $   735,392,221      735,392,221      $1,927,769,280    1,927,769,280
Issued on reinvestment of dividends.......       2,785,585        2,785,585           8,493,927        8,493,927
Redeemed..................................    (805,188,507)    (805,188,507)     (1,736,593,469)  (1,736,593,469)
Shares issued with merger.................             -0-              -0-          40,741,544       40,741,544
                                           ---------------   --------------      --------------    -------------
Net increase (decrease)................... $   (67,010,701)     (67,010,701)     $  240,411,282      240,411,282
                                           ===============   ==============      ==============    =============

Retail Shares                                 Net Assets          Shares           Net Assets          Shares
-------------                              ---------------   --------------      --------------    -------------
Sold...................................... $ 1,811,273,527    1,811,273,527      $4,656,278,890    4,656,278,890
Issued on reinvestment of dividends.......      14,756,022       14,756,022          52,018,793       52,018,793
Redeemed..................................  (1,895,575,430)  (1,895,575,430)     (4,203,101,571)  (4,203,101,571)
Shares issued with merger.................             -0-              -0-          36,753,053       36,756,343
                                           ---------------   --------------      --------------    -------------
Net increase (decrease)..................  $   (69,545,881)     (69,545,881)     $  541,949,165      541,952,455
                                           ===============   ==============      ==============    =============
Pinnacle Shares                               Net Assets          Shares           Net Assets          Shares
---------------                            ---------------   --------------      --------------    -------------
Sold...................................... $   152,977,006      152,977,006      $  206,875,371      206,875,371
Issued on reinvestment of dividends.......       2,497,293        2,497,293           8,159,098        8,159,098
Redeemed..................................    (142,969,426)    (142,969,426)       (207,849,882)    (207,849,882)
                                           ---------------   --------------      --------------    -------------
Net increase (decrease)................... $    12,504,873       12,504,873      $    7,184,587        7,184,587
                                           ===============   ==============      ==============    =============
Advantage Shares                              Net Assets          Shares           Net Assets          Shares
----------------                           ---------------   --------------      --------------    -------------
Sold...................................... $   770,015,274      770,015,274      $4,908,390,896    4,908,390,896
Issued on reinvestment of dividends.......      26,489,829       26,489,829         135,201,857      135,201,857
Redeemed..................................  (2,289,478,533)  (2,289,478,533)     (4,705,503,694)  (4,705,503,694)
                                           ---------------   --------------      --------------    -------------
Net increase (decrease)................... $(1,492,973,430)  (1,492,973,430)     $  338,089,059      338,089,059
                                           ===============   ==============      ==============    =============

                                                                                       Commencement of Operation
                                                                                          June 20, 2007 through
                                                                                             March 31, 2008
                                                                                             --------------
Xpress Shares                                 Net Assets          Shares           Net Assets          Shares
-------------                              ---------------   --------------      --------------    -------------
Sold...................................... $   242,279,462      242,279,462      $2,717,706,062    2,717,706,062
Issued on reinvestment of dividends.......       2,449,196        2,449,196          31,077,996       31,077,996
Redeemed..................................    (237,391,530)    (237,391,530)     (2,476,571,187)  (2,476,571,187)
                                           ---------------   --------------      --------------   --------------
Net increase (decrease)................... $     7,337,128        7,337,128      $  272,212,871      272,212,871
                                           ===============   ==============      ==============   ==============

U.S. Treasury Portfolio                                 Six Months Ended
                                                       September 30, 2008                      Year Ended
                                                          (Unaudited)                        March 31, 2008
Institutional Shares                          Net Assets          Shares            Net Assets          Shares
--------------------                       ---------------    -------------      --------------   --------------
Sold...................................... $ 2,184,310,589    2,184,310,589      $4,536,481,973    4,536,481,973
Issued on reinvestment of dividends.......       4,531,656        4,531,656          27,132,074       27,132,074
Redeemed..................................  (2,085,681,619)  (2,085,681,619)     (4,609,122,550)  (4,609,122,550)
                                           ---------------   --------------      --------------   --------------
Net increase (decrease)................... $   103,160,626      103,160,626      $  (45,508,503)     (45,508,503)
                                           ===============   ==============      ==============   ==============

--------------------------------------------------------------------------------





================================================================================
5. Transactions in Shares of Beneficial Interest (Continued)

                                                        Six Months Ended
U.S. Treasury Portfolio                                September 30, 2008                      Year Ended
                                                          (Unaudited)                        March 31, 2008
                                                          -----------                        ---------------
Institutional Service Shares                  Net Assets          Shares           Net Assets          Shares
---------------------------                ---------------   --------------      --------------    -------------
Sold...................................... $   732,017,644      732,017,644      $1,379,265,207    1,379,265,207
Issued on reinvestment of dividends.......       1,610,791        1,610,791           9,245,471        9,245,471
Redeemed..................................    (820,149,942)    (820,149,942)     (1,306,263,009)  (1,306,263,009)
                                           ---------------   --------------      --------------   --------------
Net increase (decrease)................... $   (86,521,507)     (82,521,507)     $   82,247,669       82,247,669
                                           ===============   ==============      ==============   ==============
Investor Shares                               Net Assets          Shares           Net Assets          Shares
---------------                            ---------------   --------------      --------------    -------------
Sold...................................... $   669,981,425      669,981,425      $  915,435,582      915,435,582
Issued on reinvestment of dividends.......       1,721,042        1,721,042           7,365,733        7,365,733
Redeemed..................................    (675,952,497)    (675,952,497)       (840,690,743)    (840,690,743)
Shares issued with merger.................             -0-              -0-          53,257,284       53,257,284
                                           ---------------   --------------      --------------   --------------
Net increase (decrease)................... $    (4,250,030)      (4,250,030)     $  135,367,856      135,367,856
                                           ===============   ==============      ==============   ==============

Short Term Income Shares                      Net Assets          Shares           Net Assets          Shares
------------------------                   ---------------   --------------      --------------    -------------
Sold...................................... $   367,538,666      367,538,666      $  825,189,251      825,189,251
Issued on reinvestment of dividends.......         927,576          927,576           4,502,404        4,502,404
Redeemed..................................    (368,639,302)    (368,639,302)       (693,274,372)    (693,274,372)
Shares issued with merger.................             -0-              -0-          15,759,403       15,759,403
                                           ---------------   --------------      --------------   --------------
Net increase (decrease)................... $      (173,060)        (173,060)     $  152,176,686      152,176,686
                                           ===============   ==============      ==============   ==============

Retail Shares                                 Net Assets          Shares           Net Assets          Shares
--------------                             ---------------   --------------      --------------    -------------
Sold...................................... $   124,019,023      124,019,023      $   71,335,591       71,335,591
Issued on reinvestment of dividends.......          83,274           83,274              58,708           58,708
Redeemed..................................    (128,402,087)    (128,402,087)        (50,789,515)     (50,789,515)
                                           ---------------   --------------      --------------   --------------
Net increase (decrease)................... $    (4,299,790)      (4,299,790)     $   20,604,784       20,604,784
                                           ===============   ==============      ==============   ==============

Pinnacle Shares                               Net Assets          Shares           Net Assets          Shares
---------------                            ---------------   --------------      --------------    -------------
Sold...................................... $    66,480,138       66,480,138      $   98,444,058       98,444,058
Issued on reinvestment of dividends.......         691,435          691,435           2,191,008        2,191,008
Redeemed..................................     (38,495,369)     (38,495,369)        (69,631,426)     (69,631,426)
                                           ---------------   --------------      --------------   --------------
Net increase (decrease)................... $    28,676,204       28,676,204      $   31,003,640       31,003,640
                                           ===============   ==============      ==============   ==============

U.S. Government Portfolio
                                                        Six Months Ended                       Year Ended
                                                       September 30, 2008                    March 31, 2008
                                                       ------------------                    --------------
Institutional Shares (a)                      Net Assets          Shares           Net Assets          Shares
-----------------------                    ---------------   --------------      --------------    -------------
Sold...................................... $           -0-              -0-      $       10,429           10,429
Issued on reinvestment of dividends.......             105              105                 473              473
Redeemed..................................            (-0-)            (-0-)            (10,429)         (10,429)
                                           ---------------   --------------      --------------   --------------
Net increase (decrease)................... $           105              105      $          473              473
                                           ===============   ==============      ==============   ==============

--------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)


================================================================================
5. Transactions in Shares of Beneficial Interest (Continued)

U.S. Government Portfolio
                                                        Six Months Ended                       Year Ended
                                                       September 30, 2008                    March 31, 2008
                                                       ------------------                   ---------------
Institutional Service Shares                  Net Assets          Shares           Net Assets          Shares
----------------------------               ---------------   --------------      --------------    -------------
Sold...................................... $     1,316,249        1,316,249      $    3,610,769        3,610,769
Issued on reinvestment of dividends.......           2,922            2,922               9,972            9,972
Redeemed..................................      (1,481,798)      (1,481,798)         (3,295,012)      (3,295,012)
                                           ---------------   --------------      --------------   --------------
Net increase (decrease)................... $     (162,627)         (162,627)      $     325,729          325,729
                                           ===============   ==============      ==============   ==============

Retail Shares                                 Net Assets          Shares           Net Assets          Shares
-------------                              ---------------   --------------      --------------    -------------
Sold...................................... $   658,877,651      658,877,651      $  960,561,944      960,561,944
Issued on reinvestment of dividends.......         922,643          922,643           3,731,782        3,731,782
Redeemed..................................    (620,128,769)    (620,128,769)       (918,089,313)    (918,089,313)
Shares issued with merger.................             -0-              -0-          56,013,618       56,026,352
                                           ---------------   --------------      --------------   --------------
Net increase (decrease)................... $    39,671,525       39,671,525      $  102,218,031      102,230,765
                                           ===============   ==============      ==============   ==============

Advantage Shares                              Net Assets          Shares           Net Assets          Shares
---------------                            ---------------   --------------      --------------    -------------
Sold...................................... $   997,648,078      997,648,078      $1,006,741,134    1,006,741,134
Issued on reinvestment of dividends.......       5,346,527        5,346,527          11,591,409       11,591,409
Redeemed..................................    (563,407,630)    (563,407,630)       (549,727,342)    (549,727,342)
                                           ---------------   --------------      --------------   --------------
Net increase (decreases) ................. $   439,586,975      439,586,975      $  468,605,201      468,605,201
                                           ===============   ==============      ==============   ==============

Municipal Portfolio
                                                        Six Months Ended                        Year Ended
                                                       September 30, 2008                     March 31, 2008
                                                       ------------------                    ---------------
Institutional Shares                          Net Assets          Shares           Net Assets          Shares
--------------------                       ---------------   --------------      --------------    -------------
Sold...................................... $       164,442          164,442      $   10,521,314       10,521,314
Issued on reinvestment of dividends.......          39,170           39,170              44,000           44,000
Redeemed..................................        (102,692)        (102,692)         (6,718,083)      (6,718,083)
                                           ---------------   --------------      --------------   --------------
Net increase (decrease)................... $       100,920          100,920      $    3,847,231        3,847,231
                                           ===============   ==============      ==============   ==============

Institutional Service Shares (a)              Net Assets          Shares           Net Assets          Shares
-------------------------------            ---------------   --------------      --------------    -------------
Sold...................................... $       198,165          198,165      $      110,288          110,288
Issued on reinvestment of dividends.......           1,042            1,042                 321              321
Redeemed..................................         (11,338)         (11,338)            (10,288)         (10,288)
                                           ---------------   --------------      --------------   --------------
Net increase (decrease)................... $       187,869          187,869      $      100,321          100,321
                                           ===============   ==============      ==============   ==============

Short Term Income Shares                      Net Assets          Shares           Net Assets          Shares
------------------------                   ---------------   --------------      --------------    -------------
Sold...................................... $   252,152,272      252,152,272      $1,121,360,019    1,121,360,019
Issued on reinvestment of dividends.......         619,202          619,202           2,765,057        2,765,057
Redeemed..................................    (270,728,373)    (270,728,373)     (1,129,299,109)  (1,129,299,109)
Shares issued with merger.................             -0-              -0-          40,438,840       40,521,480
                                           ---------------   --------------      --------------   --------------
Net increase (decrease)................... $   (17,956,899)     (17,956,899)     $   35,264,807       35,347,447
                                           ===============   ==============      ==============   ==============

--------------------------------------------------------------------------------





================================================================================
5. Transactions in Shares of Beneficial Interest (Continued)

Municipal Portfolio
                                                        Six Months Ended                       Year Ended
                                                       September 30, 2008                    March 31, 2008
                                                       ------------------                    ---------------
Retail Shares                                 Net Assets          Shares           Net Assets          Shares
-------------                              ---------------   --------------      --------------    -------------
Sold...................................... $   388,723,993      388,723,993      $  917,892,821      917,892,821
Issued on reinvestment of dividends.......       1,013,052        1,013,052           3,335,826        3,335,826
Redeemed..................................    (424,022,516)    (424,022,516)       (847,806,610)    (847,806,610)
Shares issued with merger.................             -0-              -0-          55,616,021       55,725,216
                                           ---------------   --------------      --------------   --------------
Net increase (decrease)................... $   (34,285,471)     (34,285,471)     $  129,038,058      129,147,253
                                           ===============   ==============      ==============   ==============

Advantage Shares                              Net Assets          Shares           Net Assets          Shares
----------------                           ---------------   --------------      --------------    -------------
Sold...................................... $   235,623,317      235,623,317      $  697,837,046      697,837,046
Issued on reinvestment of dividends.......       1,167,223        1,167,223           4,230,809        4,230,809
Redeemed..................................    (270,552,171)    (270,552,172)       (616,680,021)    (616,680,021)
                                           ---------------   --------------      --------------   --------------
Net increase (decrease)................... $  (33,761,631)     (33,761,631)      $   85,387,834       85,387,834
                                           ===============   ==============      ==============   ==============

(a)On March 19, 2007 Reich & Tang Asset Management, LLC invested $10,000 in the Institutional class of the U.S.
    Government Portfolio and the Institutional Service class the Municipal Portfolio.  The amounts are equivalent to less than 1% of total net assets of each Portfolio.

6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Portfolio's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under U.S. income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may effect the amount of capital loss carryforward available for the Portfolios to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the result of future transactions.

At March 31, 2008, the Fund had capital loss carryforward available for Federal income tax purposes as follows:

                                            Capital Loss             Expiration of
                                             Remaining               Carryforwards
Money Market Portfolio                     $      233                     2016

U.S. Treasury Portfolio                           -0-                      N/A

U.S. Government Portfolio                      12,734                     2014
                                               54,070                     2016
                                              -------
   Total U.S. Government Portfolio             66,804

Municipal Portfolio                             1,309                     2010
                                                2,234                     2014
                                                6,958                     2015
                                              -------
   Total Municipal Portfolio                   10,501

--------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)


================================================================================

7. Fair Valuation Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on April 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Money Market Portfolio's net assets as of September 30, 2008:

Valuation Inputs             Money Market Portfolio   U.S. Treasury Portfolio  U.S. Government Portfolio   Municipal Portfolio
----------------             ----------------------   -----------------------  -------------------------   -------------------
Level 1 - Quoted Prices       $             -0-         $              -0-        $              -0-         $             -0-
Level 2 - Other Significant
 Observable Inputs                4,987,107,616              1,413,679,866             1,266,757,282               388,430,833
Level 3 - Significant
  Unobservable Inputs                       -0-                        -0-                       -0-                       -0-
                              -----------------         ------------------        ------------------         -----------------
Total                         $   4,987,107,616         $    1,413,679,866        $    1,266,757,282         $     388,430,833
                              =================         ==================        ==================         =================

8. Subsequent Event

On October 2, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Effective October 3, 2008, the Board approved a 0.05% increase in the voluntary agreement of the Manager and Distributor to cap the Fund's total operating expenses for certain classes. As a result, going forward, the annualized expense ratio for such classes will be approximately 0.05% higher than the amount shown in the Expense Charts and Financial Highlight Tables.

--------------------------------------------------------------------------------
DAILY INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)


================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
-------------------------------------------------------------------------------
Daily Income Fund
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York Mellon
     2 Hanson Place, 7th Floor,
     Brooklyn, New York 11217

Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





DIF 9/08S
-------------------------------------------------------------------------------

Item 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

Item 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   EXHIBITS

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

 By (Signature and Title)*/s/ Christine Manna
                              Christine Manna, Secretary

Date: December 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Michael P. Lydon
                             Michael P. Lydon, President

Date: December 4, 2008

By (Signature and Title)*/s/ Joseph Jerkovich
                             Joseph Jerkovich, Treasurer and Assistant Secretary

Date: December 4, 2008

* Print the name and title of each signing officer under his or her signature.